NATIONWIDE

VL SEPARATE

ACCOUNT-C

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and Subsidiary and

Contract Owners of Nationwide VL Separate Account-C:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VL Separate Account-C (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
Growth Fund - Class 2 (AMVGR2)
13,968 shares (cost $930,220)	$945,516
International Fund - Class 2 (AMVI2)
3,013 shares (cost $63,199)	54,288
Large Cap Core V.I. Fund - Class II (MLVLC2)
119 shares (cost $3,893)	3,740
VP S&P 500 Index Portfolio (CVSPIP)
40 shares (cost $4,625)	4,531
VIP Small Cap Value Series: Service Class (DWVSVS)
43 shares (cost $1,768)	1,455
Stock Index Fund, Inc. - Initial Shares (DSIF)
403,451 shares (cost $16,692,788)	17,517,861
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
401 shares (cost $15,557)	15,465
Floating-Rate Income Fund (ETVFR)
47,511 shares (cost $444,568)	418,099
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2,806 shares (cost $29,222)	28,590
Balanced Portfolio: Service Shares (JABS)
5,418 shares (cost $172,457)	171,278
Forty Portfolio: Service Shares (JACAS)
2,075 shares (cost $76,887)	72,797
Global Technology Portfolio: Service Shares (JAGTS)
8,414 shares (cost $68,198)	65,206
Overseas Portfolio: Service Shares (JAIGS)
52,274 shares (cost $1,923,020)	1,455,309
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
702 shares (cost $13,117)	11,029
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
5,964 shares (cost $91,281)	81,591
Value Series - Service Class (MVFSC)
76,017 shares (cost $1,354,373)	1,377,425
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
64,121 shares (cost $1,298,807)	1,419,006
Emerging Markets Debt Portfolio - Class I (MSEM)
3,250 shares (cost $24,839)	24,213
Global Real Estate Portfolio - Class II (VKVGR2)
21,970 shares (cost $230,097)	223,652
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
7,454 shares (cost $91,280)	74,759
U.S. Real Estate Portfolio - Class I (MSVRE)
1,954 shares (cost $34,216)	39,620
NVIT Bond Index Fund Class I (NVBX)
363,506 shares (cost $3,923,314)	3,769,561
Federated NVIT High Income Bond Fund - Class I (HIBF)
154,539 shares (cost $1,039,363)	934,959
NVIT Emerging Markets Fund - Class I (GEM)
72,769 shares (cost $1,174,290)	666,564
NVIT International Equity Fund - Class I (GIG)
21 shares (cost $216)	197
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
41 shares (cost $437)	395
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
3,919 shares (cost $41,607)	39,307
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
109 shares (cost $1,290)	1,187
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
5,713 shares (cost $61,180)	54,447

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
765 shares (cost $8,650)	8,124
NVIT Nationwide Fund - Class I (TRF)
8,916 shares (cost $84,417)	129,903
NVIT Government Bond Fund - Class I (GBF)
48,116 shares (cost $539,060)	522,537
American Century NVIT Growth Fund - Class I (CAF)
3,047 shares (cost $52,553)	61,864
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2,448 shares (cost $32,539)	30,700
NVIT Mid Cap Index Fund - Class I (MCIF)
406,041 shares (cost $9,893,156)	9,115,629
NVIT Money Market Fund - Class I (SAM)
4,598 shares (cost $4,598)	4,598
NVIT Money Market Fund - Class V (SAM5)
90,850,732 shares (cost $90,850,732)	90,850,732
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2,946 shares (cost $38,784)	37,174
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,090 shares (cost $11,918)	10,853
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
128 shares (cost $1,515)	1,381
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
43 shares (cost $854)	785
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
18,357 shares (cost $266,691)	241,946
NVIT Multi-Manager Small Company Fund - Class I (SCF)
53,994 shares (cost $1,322,832)	1,111,735
NVIT Multi-Sector Bond Fund - Class I (MSBF)
825 shares (cost $7,435)	7,162
Invesco NVIT Comstock Value Fund - Class I (EIF)
90 shares (cost $1,462)	1,382
NVIT Real Estate Fund - Class I (NVRE1)
29,034 shares (cost $240,596)	188,432
VPS Growth and Income Portfolio - Class A (ALVGIA)
1,455 shares (cost $42,019)	43,828
VPS International Value Portfolio - Class A (ALVIVA)
7,319 shares (cost $100,538)	98,947
VP Capital Appreciation Fund - Class I (ACVCA)
26 shares (cost $396)	396
VP Income & Growth Fund - Class I (ACVIG)
70,553 shares (cost $520,550)	604,642
VP International Fund - Class I (ACVI)
81,596 shares (cost $636,676)	817,588
VP Ultra(R) Fund - Class I (ACVU1)
1,905 shares (cost $25,366)	29,466
VP Value Fund - Class I (ACVV)
73,901 shares (cost $690,311)	654,020
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
234,778 shares (cost $4,140,639)	3,923,140
Appreciation Portfolio - Initial Shares (DCAP)
10,114 shares (cost $415,726)	457,445
International Value Portfolio - Initial Shares (DVIV)
364,620 shares (cost $4,053,613)	3,660,785
Quality Bond Fund II - Primary Shares (FQB)
218 shares (cost $2,430)	2,388
VIP Asset Manager Portfolio - Initial Class (FAMP)
170,363 shares (cost $2,884,050)	2,684,924
VIP Contrafund(R) Portfolio - Service Class (FCS)
17,863 shares (cost $629,428)	603,604
VIP Equity-Income Portfolio - Service Class (FEIS)
6,940 shares (cost $152,145)	141,359

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Growth Opportunities Portfolio - Service Class (FGOS)
8,191 shares (cost $196,519)	259,649
VIP Growth Portfolio - Service Class (FGS)
11,206 shares (cost $515,146)	734,802
VIP High Income Portfolio - Service Class (FHIS)
3,594 shares (cost $19,790)	17,685
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
22,104 shares (cost $281,973)	270,549
VIP Mid Cap Portfolio - Service Class (FMCS)
9,123 shares (cost $313,316)	295,666
VIP Overseas Portfolio - Service Class (FOS)
4,456 shares (cost $80,995)	84,657
VIP Value Strategies Portfolio - Service Class (FVSS)
298 shares (cost $4,544)	4,334
Small Cap Value Securities Fund - Class 2 (FTVSV2)
113,213 shares (cost $2,134,557)	2,001,612
Templeton Foreign Securities Fund - Class 2 (TIF2)
2,307 shares (cost $36,260)	30,454
Mid Cap Value - Institutional Shares (GVMCE)
89,600 shares (cost $1,440,449)	1,298,308
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
1,696 shares (cost $39,913)	35,526
Baron Growth Opportunities Fund Service Class (BNCAI)
1,532 shares (cost $64,612)	62,908
Guardian Portfolio - I Class Shares (AMGP)
3,252 shares (cost $71,630)	54,303
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
35 shares (cost $897)	790
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
27,256 shares (cost $255,873)	359,504
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
10,552 shares (cost $417,726)	585,511
Global Securities Fund/VA - Non-Service Shares (OVGS)
120,340 shares (cost $4,813,488)	4,572,922
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
133 shares (cost $3,582)	3,877
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
189 shares (cost $14,797)	14,521
All Asset Portfolio - Administrative Class (PMVAAA)
31,186 shares (cost $341,040)	283,795
Low Duration Portfolio - Administrative Class (PMVLDA)
84,157 shares (cost $894,406)	862,609
Real Return Portfolio - Administrative Class (PMVRRA)
205,407 shares (cost $2,783,998)	2,450,510
Total Return Portfolio - Administrative Class (PMVTRA)
77,036 shares (cost $869,017)	815,042
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
45,489 shares (cost $460,486)	388,931
VI International Growth Fund - Series I Shares (AVIE)
235 shares (cost $8,316)	7,872
Micro-Cap Portfolio - Investment Class (ROCMC)
10,610 shares (cost $111,316)	99,094
Equity Income Portfolio - II (TREI2)
3,207 shares (cost $86,498)	85,711
Limited-Term Bond Portfolio (TRLT1)
183,794 shares (cost $897,590)	889,561
Mid-Cap Growth Portfolio - II (TRMCG2)
9,288 shares (cost $232,851)	230,804

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

New America Growth Portfolio (TRNAG1)
226 shares (cost $5,928)	5,515
Blue Chip Growth Portfolio (TRBCGP)
1,409 shares (cost $25,440)	32,413
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
114,776 shares (cost $1,514,921)	1,205,148
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
225 shares (cost $4,283)	3,804
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
91,158 shares (cost $992,560)	858,879
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
8,582 shares (cost $74,490)	77,055
Advantage VT Opportunity Fund - Class 2 (SVOF)
31 shares (cost $869)	788

Total Investments	$164,504,625
Accounts Receivable - Invesco NVIT Comstock Value Fund - Class I (EIF)	3
Accounts Receivable - VIP Small Cap Value Series: Service Class (DWVSVS)	4
Accounts Receivable - VI International Growth Fund - Series I Shares (AVIE)	6
Accounts Receivable - VIP High Income Portfolio - Service Class (FHIS)	6
Accounts Receivable - VP S&P 500 Index Portfolio (CVSPIP)	7
Accounts Receivable - NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	8
Accounts Receivable - NVIT Multi-Sector Bond Fund - Class I (MSBF)	8
Accounts Receivable - VP Ultra(R) Fund - Class I (ACVU1)	10
Accounts Receivable - Emerging Markets Debt Portfolio - Class I (MSEM)	10
Accounts Receivable - Mid Cap Value Portfolio: Class 1 (JPMMV1)	11
Accounts Receivable - Templeton Foreign Securities Fund - Class 2 (TIF2)	11
Accounts Receivable - VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	11
Accounts Receivable - U.S. Real Estate Portfolio - Class I (MSVRE)	12
Accounts Payable - VPS Growth and Income Portfolio - Class A (ALVGIA)	(12)
Accounts Payable - New America Growth Portfolio (TRNAG1)	(10)
Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(9)
Accounts Payable - NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	(9)
Accounts Payable - VIP Value Strategies Portfolio - Service Class (FVSS)	(8)
Accounts Payable - NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	(7)
Accounts Payable - NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	(7)
Accounts Payable - Advantage VT Opportunity Fund - Class 2 (SVOF)	(7)
Accounts Payable - NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	(6)
Accounts Payable - Large Cap Core V.I. Fund - Class II (MLVLC2)	(5)
Accounts Payable - Quality Bond Fund II - Primary Shares (FQB)	(4)
Accounts Payable - NVIT International Equity Fund - Class I (GIG)	(4)
Accounts Payable - Main Street Fund(R)/VA - Non-Service Shares (OVGI)	(3)
Accounts Payable - NVIT Cardinal Moderate Fund - Class I (NVCMD1)	(2)
Other Accounts Payable	(746)

$164,503,893

Contract Owners’ Equity:
Accumulation units	164,503,893

Total Contract Owners’ Equity (note 8)	$164,503,893

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	AMVGS2	AMVGR2	AMVI2	MLVLC2	CVSPIP	DWVSVS	DSIF
Reinvested dividends	$1,235,651	-	5,344	894	35	9	7	353,689
Asset charges (note 3)	(395,874)	(1)	(2,321)	(115)	(5)	(8)	(4)	(40,519)

Net investment income (loss)	839,777	(1)	3,023	779	30	1	3	313,170

Realized gain (loss) on investments	4,762,960	273	69,160	1,479	(70)	(9)	(15)	2,495,486
Change in unrealized gain (loss) on investments	(10,516,221)	(146)	(202,017)	(9,604)	(153)	(75)	(250)	(3,160,327)

Net gain (loss) on investments	(5,753,261)	127	(132,857)	(8,125)	(223)	(84)	(265)	(664,841)

Reinvested capital gains	3,553,718	-	191,331	3,593	163	77	163	582,632

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,359,766)	126	61,497	(3,753)	(30)	(6)	(99)	230,961

Investment Activity:	DSRG	ETVFR	FTVGB1	JPMMV1	JABS	JACAS	JAGTS	JAIGS
Reinvested dividends	$959	16,071	13,709	627	2,745	876	640	8,147
Asset charges (note 3)	(182)	(1,208)	(291)	(138)	(433)	(172)	(4,975)	(3,930)

Net investment income (loss)	777	14,863	13,418	489	2,312	704	(4,335)	4,217

Realized gain (loss) on investments	(13,818)	(6,311)	(21,522)	(5,003)	7,716	4,985	871,308	(38,807)
Change in unrealized gain (loss) on investments	(5,078)	(16,912)	4,380	(2,304)	(14,405)	(12,865)	(565,100)	(150,815)

Net gain (loss) on investments	(18,896)	(23,223)	(17,142)	(7,307)	(6,689)	(7,880)	306,208	(189,622)

Reinvested capital gains	12,032	-	863	4,787	4,897	13,712	10,536	46,881

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,087)	(8,360)	(2,861)	(2,031)	520	6,536	312,409	(138,524)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	LZREMS	MV2RIS	MVFSC	MVIVSC	MSEM	VKVGR2	MSVMG	MSVRE
Reinvested dividends	$140	1,604	2,397	24,233	10,682	6,808	-	626
Asset charges (note 3)	(273)	(170)	(313)	(3,887)	(587)	(687)	(215)	(91)

Net investment income (loss)	(133)	1,434	2,084	20,346	10,095	6,121	(215)	535

Realized gain (loss) on investments	(27,887)	(181)	6,550	291,930	(25,903)	(1,718)	6,157	2,761
Change in unrealized gain (loss) on investments	11,243	(9,690)	(24,482)	(217,369)	27,515	(11,616)	(24,371)	(2,875)

Net gain (loss) on investments	(16,644)	(9,871)	(17,932)	74,561	1,612	(13,334)	(18,214)	(114)

Reinvested capital gains	100	749	6,757	13,866	-	-	13,419	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(16,677)	(7,688)	(9,091)	108,773	11,707	(7,213)	(5,010)	421

Investment Activity:	NVBX	HIBF	GEM	GIG	NVCRA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$75,201	53,024	6,460	1	11	868	36	1,740
Asset charges (note 3)	(6,185)	(2,376)	(1,934)	(1)	(1)	(94)	(3)	(137)

Net investment income (loss)	69,016	50,648	4,526	-	10	774	33	1,603

Realized gain (loss) on investments	(20,449)	4,091	(31,919)	(5)	3	(362)	-	(234)
Change in unrealized gain (loss) on investments	(153,753)	(91,011)	(103,121)	(7)	(57)	(1,984)	(118)	(7,549)

Net gain (loss) on investments	(174,202)	(86,920)	(135,040)	(12)	(54)	(2,346)	(118)	(7,783)

Reinvested capital gains	40,180	8,997	-	8	32	1,162	69	5,269

Net increase (decrease) in contract owners’ equity resulting from operations	$(65,006)	(27,275)	(130,514)	(4)	(12)	(410)	(16)	(911)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVCMC1	TRF	GBF	CAF	GVIDM	MCIF	SAM	SAM5
Reinvested dividends	$189	1,630	9,395	221	510	107,668	-	-
Asset charges (note 3)	(12)	(330)	(1,302)	(148)	(109)	(20,357)	(22)	(205,264)

Net investment income (loss)	177	1,300	8,093	73	401	87,311	(22)	(205,264)

Realized gain (loss) on investments	(102)	711	(11,303)	1,571	7,678	487,147	-	-
Change in unrealized gain (loss) on investments	(525)	(1,108)	1,073	(6,479)	(8,372)	(1,460,488)	-	-

Net gain (loss) on investments	(627)	(397)	(10,230)	(4,908)	(694)	(973,341)	-	-

Reinvested capital gains	233	-	-	7,269	1,290	692,326	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(217)	903	(2,137)	2,434	997	(193,704)	(22)	(205,264)

Investment Activity:	NVMLG1	NVMLV1	NVMMG1	SCGF	SCVF	SCF	MSBF	EIF
Reinvested dividends	$176	145	-	-	1,818	4,147	154	23
Asset charges (note 3)	(95)	(28)	(2)	(3)	(796)	(2,808)	(25)	(4)

Net investment income (loss)	81	117	(2)	(3)	1,022	1,339	129	19

Realized gain (loss) on investments	921	(400)	(97)	(10)	1,868	(15,010)	(313)	319
Change in unrealized gain (loss) on investments	(2,937)	(1,333)	(134)	(76)	(53,946)	(115,614)	(71)	(425)

Net gain (loss) on investments	(2,016)	(1,733)	(231)	(86)	(52,078)	(130,624)	(384)	(106)

Reinvested capital gains	3,150	1,222	141	103	33,552	109,773	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$1,215	(394)	(92)	14	(17,504)	(19,512)	(255)	(87)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVRE1	ALVGIA	ALVIVA	ACVCA	ACVIG	ACVI	ACVMV1	ACVU1
Reinvested dividends	$5,507	639	2,564	-	13,247	3,178	868	129
Asset charges (note 3)	(633)	(114)	(202)	-	(1,583)	(2,152)	(149)	(73)

Net investment income (loss)	4,874	525	2,362	-	11,664	1,026	719	56

Realized gain (loss) on investments	(29,948)	179	1,668	(12)	78,532	1,950	29,232	3,569
Change in unrealized gain (loss) on investments	(28,277)	(267)	(1,280)	(18)	(180,485)	1,995	(31,844)	(4,738)

Net gain (loss) on investments	(58,225)	(88)	388	(30)	(101,953)	3,945	(2,612)	(1,169)

Reinvested capital gains	37,520	-	-	26	53,171	-	3,688	2,784

Net increase (decrease) in contract owners’ equity resulting from operations	$(15,831)	437	2,750	(4)	(37,118)	4,971	1,795	1,671

Investment Activity:	ACVV	DVSCS	DCAP	DVIV	FQB	FAMP	FCS	FEIS
Reinvested dividends	$30,248	33,101	8,200	12,166	95	44,064	5,795	4,584
Asset charges (note 3)	(3,843)	(8,802)	(1,209)	(5,648)	(7)	(7,487)	(2,409)	(376)

Net investment income (loss)	26,405	24,299	6,991	6,518	88	36,577	3,386	4,208

Realized gain (loss) on investments	242,607	105,431	24,303	(2,816)	(57)	153,862	141,136	18,774
Change in unrealized gain (loss) on investments	(326,642)	(503,952)	(67,437)	(366,955)	(41)	(381,884)	(198,018)	(43,796)

Net gain (loss) on investments	(84,035)	(398,521)	(43,134)	(369,771)	(98)	(228,022)	(56,882)	(25,022)

Reinvested capital gains	-	295,097	22,961	-	-	199,722	56,558	14,044

Net increase (decrease) in contract owners’ equity resulting from operations	$(57,630)	(79,125)	(13,182)	(363,253)	(10)	8,277	3,062	(6,770)

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FGOS	FGS	FHIS	FIGBS	FMCS	FOS	FVSS	FTVSV2
Reinvested dividends	$156	1,187	1,252	6,950	1,250	1,116	46	14,699
Asset charges (note 3)	(667)	(2,154)	(49)	(1,547)	(1,048)	(220)	(15)	(5,813)

Net investment income (loss)	(511)	(967)	1,203	5,403	202	896	31	8,886

Realized gain (loss) on investments	20,239	90,122	(390)	(20,193)	28,908	3,918	1,150	163,252
Change in unrealized gain (loss) on investments	(32,138)	(58,314)	(1,534)	(10,502)	(85,184)	(2,850)	(762)	(697,810)

Net gain (loss) on investments	(11,899)	31,808	(1,924)	(30,695)	(56,276)	1,068	388	(534,558)

Reinvested capital gains	25,976	27,207	-	191	59,883	88	12	338,044

Net increase (decrease) in contract owners’ equity resulting from operations	$13,566	58,048	(721)	(25,101)	3,809	2,052	431	(187,628)

Investment Activity:	TIF2	GVMCE	SBVSG	BNCAI	AMGP	AMCG	AMTP	OVGR
Reinvested dividends	$1,082	5,408	-	-	412	-	3,019	546
Asset charges (note 3)	(85)	(3,512)	(102)	(162)	(145)	(3)	(984)	(1,481)

Net investment income (loss)	997	1,896	(102)	(162)	267	(3)	2,035	(935)

Realized gain (loss) on investments	(2,071)	102,226	(804)	6,747	3,938	(71)	2,889	12,150
Change in unrealized gain (loss) on investments	(2,340)	(329,847)	(4,607)	(16,472)	(21,750)	-	(84,753)	(96,710)

Net gain (loss) on investments	(4,411)	(227,621)	(5,411)	(9,725)	(17,812)	(71)	(81,864)	(84,560)

Reinvested capital gains	1,105	97,372	836	5,372	14,380	68	30,510	104,494

Net increase (decrease) in contract owners’ equity resulting from operations	$(2,309)	(128,353)	(4,677)	(4,515)	(3,165)	(6)	(49,319)	18,999

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	OVGS	OVGI	OVAG	PMVAAA	PMVLDA	PMVRRA	PMVTRA	PIHYB1
Reinvested dividends	$17,294	59	-	11,785	31,645	105,452	91,334	21,526
Asset charges (note 3)	(7,445)	(15)	(40)	(922)	(2,615)	(6,364)	(9,227)	(1,135)

Net investment income (loss)	9,849	44	(40)	10,863	29,030	99,088	82,107	20,391

Realized gain (loss) on investments	66,362	1,243	5,309	(17,491)	(9,101)	(96,206)	(185,265)	(29,562)
Change in unrealized gain (loss) on investments	(331,536)	(2,104)	(5,754)	(28,624)	(13,507)	(64,595)	387,672	(34,025)

Net gain (loss) on investments	(265,174)	(861)	(445)	(46,115)	(22,608)	(160,801)	202,407	(63,587)

Reinvested capital gains	86,216	962	1,419	-	-	-	8,784	17,975

Net increase (decrease) in contract owners’ equity resulting from operations	$(169,109)	145	934	(35,252)	6,422	(61,713)	293,298	(25,221)

Investment Activity:	ACGI	AVIE	ROCMC	TREI2	TRLT1	TRMCG2	TRNAG1	TRBCGP
Reinvested dividends	$-	126	-	22,475	7,396	-	-	-
Asset charges (note 3)	(180)	(21)	(325)	(3,559)	(1,606)	(616)	(14)	(82)

Net investment income (loss)	(180)	105	(325)	18,916	5,790	(616)	(14)	(82)

Realized gain (loss) on investments	28,028	923	(16,182)	(141,289)	(1,233)	12,355	93	6,838
Change in unrealized gain (loss) on investments	(23,951)	(1,231)	(5,760)	(7,286)	(6,374)	(28,515)	(175)	(3,286)

Net gain (loss) on investments	4,077	(308)	(21,942)	(148,575)	(7,607)	(16,160)	(82)	3,552

Reinvested capital gains	-	-	6,067	28,977	-	31,261	516	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,897	(203)	(16,200)	(100,682)	(1,817)	14,485	420	3,470

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	VWEM	VWHA	WRMCG	WRRESP	SVOF	MVRISC
Reinvested dividends	$7,924	71	-	1,145	1	2,251
Asset charges (note 3)	(3,612)	(301)	(2,254)	(249)	(3)	(54)

Net investment income (loss)	4,312	(230)	(2,254)	896	(2)	2,197

Realized gain (loss) on investments	(27,742)	(63,494)	(2,382)	(7,128)	103	17,695
Change in unrealized gain (loss) on investments	(260,698)	37,836	(132,561)	(2,894)	(218)	(14,072)

Net gain (loss) on investments	(288,440)	(25,658)	(134,943)	(10,022)	(115)	3,623

Reinvested capital gains	78,194	-	79,890	10,929	85	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(205,934)	(25,888)	(57,307)	1,803	(32)	5,820

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		AMVGS2		AMVGR2		AMVI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$839,777	1,313,475	(1)	(4)	3,023	5,330	779	566
Realized gain (loss) on investments	4,762,960	7,372,912	273	163	69,160	175,367	1,479	1,069
Change in unrealized gain (loss) on investments	(10,516,221)	(5,825,344)	(146)	(120)	(202,017)	(143,913)	(9,604)	(2,724)
Reinvested capital gains	3,553,718	3,283,519	—	12	191,331	44,700	3,593	—

Net increase (decrease) in contract owners’ equity resulting from operations	(1,359,766)	6,144,562	126	51	61,497	81,484	(3,753)	(1,089)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	607,815	96,224	-	-	5	-	-	-
Transfers between funds	-	-	(2,337)	68	(84,561)	(350,581)	15,780	30,961
Surrenders (note 6)	(5,843,171)	(821,239)	-	(220)	(1,355)	(1,161)	-	-
Death Benefits (note 4)	(851,831)	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	40,624	(3,501)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,605,538)	(2,524,163)	(42)	(170)	(11,676)	(13,701)	(2,053)	(778)
Adjustments to maintain reserves	576	296	-	-	(8)	3	(5)	(2)

Net equity transactions	(8,651,525)	(3,252,383)	(2,379)	(322)	(97,595)	(365,440)	13,722	30,181

Net change in contract owners’ equity	(10,011,291)	2,892,179	(2,253)	(271)	(36,098)	(283,956)	9,969	29,092
Contract owners’ equity beginning of period	174,515,184	171,623,005	2,253	2,524	981,613	1,265,569	44,315	15,223

Contract owners’ equity end of period	$164,503,893	174,515,184	-	2,253	945,515	981,613	54,284	44,315

CHANGES IN UNITS:
Beginning units	11,621,555	10,851,836	163	186	59,749	83,379	4,072	1,359
Units purchased	2,961,598	1,900,879	-	17	4,031	-	1,348	2,783
Units redeemed	(2,946,590)	(1,131,160)	(163)	(40)	(9,787)	(23,630)	(185)	(70)

Ending units	11,636,563	11,621,555	-	163	53,993	59,749	5,235	4,072

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MLVLC2		CVSPIP		DWVSVS		DSIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$30	-	1	29	3	3	313,170	294,480
Realized gain (loss) on investments	(70)	-	(9)	16	(15)	(11)	2,495,486	1,723,917
Change in unrealized gain (loss) on investments	(153)	-	(75)	(19)	(250)	(63)	(3,160,327)	110,692
Reinvested capital gains	163	-	77	172	163	141	582,632	223,999

Net increase (decrease) in contract owners’ equity resulting from operations	(30)	-	(6)	198	(99)	70	230,961	2,353,088

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	29	5,048	4,061
Transfers between funds	3,832	-	2,548	1,930	(14)	1,630	(2,246,663)	(114,209)
Surrenders (note 6)	-	-	-	2	(88)	2	(69,602)	(38,158)
Death Benefits (note 4)	-	-	-	-	-	-	(319,737)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	13,632	(116)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(63)	-	(107)	(35)	(42)	(33)	(262,936)	(257,307)
Adjustments to maintain reserves	6	-	(8)	2	(4)	-	7	(1)

Net equity transactions	3,775	-	2,433	1,899	(148)	1,628	(2,880,251)	(405,730)

Net change in contract owners’ equity	3,745	-	2,427	2,097	(247)	1,698	(2,649,290)	1,947,358
Contract owners’ equity beginning of period	-	-	2,097	-	1,698	-	20,167,166	18,219,808

Contract owners’ equity end of period	$3,745	-	4,524	2,097	1,451	1,698	17,517,876	20,167,166

CHANGES IN UNITS:
Beginning units	-	-	190	-	119	-	957,472	977,124
Units purchased	193	-	227	193	-	121	97	18,958
Units redeemed	(3)	-	(10)	(3)	(10)	(2)	(132,491)	(38,610)

Ending units	190	-	407	190	109	119	825,078	957,472

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DSRG		ETVFR		FTVGB1		JPMMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$777	76	14,863	6,332	13,418	(337)	489	(7)
Realized gain (loss) on investments	(13,818)	380	(6,311)	(79)	(21,522)	(56)	(5,003)	132
Change in unrealized gain (loss) on investments	(5,078)	2,269	(16,912)	(9,557)	4,380	(4,380)	(2,304)	1,672
Reinvested capital gains	12,032	781	-	-	863	-	4,787	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,087)	3,506	(8,360)	(3,304)	(2,861)	(4,773)	(2,031)	1,797

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(1)	-	-	-	-	-	(1)	-
Transfers between funds	(79,016)	88,968	164,473	412,010	(249,122)	276,270	(36,400)	67,087
Surrenders (note 6)	-	-	(124,535)	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(2,345)	(356)	(15,978)	(6,207)	(10,690)	(8,824)	(1,862)	-
Adjustments to maintain reserves	(4)	(6)	(11)	(6)	2	(2)	(2)	(9)

Net equity transactions	(81,366)	88,606	23,949	405,797	(259,810)	267,444	(38,265)	67,078

Net change in contract owners’ equity	(87,453)	92,112	15,589	402,493	(262,671)	262,671	(40,296)	68,875
Contract owners’ equity beginning of period	102,916	10,804	402,493	-	262,671	-	68,875	-

Contract owners’ equity end of period	$15,463	102,916	418,082	402,493	-	262,671	28,579	68,875

CHANGES IN UNITS:
Beginning units	5,328	633	36,335	-	26,047	-	2,408	-
Units purchased	-	4,715	3,306	36,893	-	26,909	-	2,408
Units redeemed	(4,499)	(20)	(1,425)	(558)	(26,047)	(862)	(1,379)	-

Ending units	829	5,328	38,216	36,335	-	26,047	1,029	2,408

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JABS		JACAS		JAGTS		JAIGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,312	2,090	704	(250)	(4,335)	(4,558)	4,217	111,986
Realized gain (loss) on investments	7,716	2,337	4,985	2,003	871,308	31,034	(38,807)	(111,047)
Change in unrealized gain (loss) on investments	(14,405)	5,017	(12,865)	(27,507)	(565,100)	521,439	(150,815)	(394,010)
Reinvested capital gains	4,897	4,132	13,712	34,991	10,536	8,807	46,881	144,018

Net increase (decrease) in contract owners’ equity resulting from operations	520	13,576	6,536	9,237	312,409	556,722	(138,524)	(249,053)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(1)	1	-	1,243	(1)	-	5,324	1,255
Transfers between funds	(45,946)	75,206	(52,277)	(5,690)	(8,023,306)	7,127,215	253,480	(181,643)
Surrenders (note 6)	-	(881)	(300)	-	-	-	(4,050)	-
Death Benefits (note 4)	-	-	-	-	-	-	(213,952)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	16,251	(3,377)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,167)	(3,542)	(1,434)	(2,442)	(31,623)	(21,385)	(38,767)	(38,737)
Adjustments to maintain reserves	1	1	(6)	3	6	2	(7)	-

Net equity transactions	(51,113)	70,785	(54,017)	(6,886)	(8,054,924)	7,105,832	18,279	(222,502)

Net change in contract owners’ equity	(50,593)	84,361	(47,481)	2,351	(7,742,515)	7,662,554	(120,245)	(471,555)
Contract owners’ equity beginning of period	221,881	137,520	120,268	117,917	7,807,731	145,177	1,575,543	2,047,098

Contract owners’ equity end of period	$171,288	221,881	72,787	120,268	65,216	7,807,731	1,455,298	1,575,543

CHANGES IN UNITS:
Beginning units	8,306	5,558	6,839	7,255	875,289	17,752	106,879	121,759
Units purchased	8	2,939	-	71	-	859,985	17,796	167
Units redeemed	(1,912)	(191)	(3,132)	(487)	(868,285)	(2,448)	(16,152)	(15,047)

Ending units	6,402	8,306	3,707	6,839	7,004	875,289	108,523	106,879

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	LZREMS		LOVMCV		MV2RIS		MVFSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(133)	3,192	-	(1)	1,434	-	2,084	1,223
Realized gain (loss) on investments	(27,887)	6,915	-	137	(181)	-	6,550	7,792
Change in unrealized gain (loss) on investments	11,243	(21,485)	-	(91)	(9,690)	-	(24,482)	(1,809)
Reinvested capital gains	100	1,966	-	-	749	-	6,757	3,554

Net increase (decrease) in contract owners’ equity resulting from operations	(16,677)	(9,412)	-	45	(7,688)	-	(9,091)	10,760

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(170,276)	36,620	-	(445)	93,497	-	1,275,548	(12,855)
Surrenders (note 6)	-	(16,127)	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(8,848)	(13,469)	-	(12)	(4,218)	-	(7,099)	(6,410)
Adjustments to maintain reserves	(7)	8	-	(1)	1	-	(2)	7

Net equity transactions	(179,131)	7,032	-	(458)	89,280	-	1,268,447	(19,258)

Net change in contract owners’ equity	(195,808)	(2,380)	-	(413)	81,592	-	1,259,356	(8,498)
Contract owners’ equity beginning of period	206,836	209,216	-	413	-	-	118,071	126,569

Contract owners’ equity end of period	$11,028	206,836	-	-	81,592	-	1,377,427	118,071

CHANGES IN UNITS:
Beginning units	19,460	18,727	-	24	-	-	7,747	9,129
Units purchased	780	3,330	-	-	9,350	-	84,812	-
Units redeemed	(18,942)	(2,597)	-	(24)	(434)	-	(1,101)	(1,382)

Ending units	1,298	19,460	-	-	8,916	-	91,458	7,747

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MVIVSC		MSEM		VKVGR2		MSVMG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$20,346	28,556	10,095	26,937	6,121	1,492	(215)	(325)
Realized gain (loss) on investments	291,930	194,508	(25,903)	(87,962)	(1,718)	13	6,157	617
Change in unrealized gain (loss) on investments	(217,369)	(200,967)	27,515	(18,135)	(11,616)	5,170	(24,371)	(16,174)
Reinvested capital gains	13,866	-	-	4,119	-	-	13,419	17,597

Net increase (decrease) in contract owners’ equity resulting from operations	108,773	22,097	11,707	(75,041)	(7,213)	6,675	(5,010)	1,715

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5	444	-	-	-	-	-	2,258
Transfers between funds	(376,202)	(191,629)	(501,225)	368,533	44,408	257,506	(46,640)	3,506
Surrenders (note 6)	(19,995)	(32,694)	-	(25,424)	(64,822)	-	(5,190)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(31,352)	(42,901)	(13,972)	(36,993)	(8,975)	(3,929)	(2,264)	(3,083)
Adjustments to maintain reserves	17	(1)	(5)	(17)	5	(1)	(8)	(2)

Net equity transactions	(427,527)	(266,781)	(515,202)	306,099	(29,384)	253,576	(54,102)	2,679

Net change in contract owners’ equity	(318,754)	(244,684)	(503,495)	231,058	(36,597)	260,251	(59,112)	4,394
Contract owners’ equity beginning of period	1,737,768	1,982,452	527,698	296,640	260,251	-	133,866	129,472

Contract owners’ equity end of period	$1,419,014	1,737,768	24,203	527,698	223,654	260,251	74,754	133,866

CHANGES IN UNITS:
Beginning units	83,636	96,252	17,420	10,054	22,914	-	7,692	7,567
Units purchased	218	5,976	49	9,348	-	23,266	-	305
Units redeemed	(19,458)	(18,592)	(16,659)	(1,982)	(2,889)	(352)	(3,116)	(180)

Ending units	64,396	83,636	810	17,420	20,025	22,914	4,576	7,692

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVRE		NVBX		HIBF		GEM
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$535	551	69,016	-	50,648	69,679	4,526	9,403
Realized gain (loss) on investments	2,761	1,688	(20,449)	-	4,091	22,259	(31,919)	(20,177)
Change in unrealized gain (loss) on investments	(2,875)	8,315	(153,753)	-	(91,011)	(65,084)	(103,121)	(39,360)
Reinvested capital gains	-	-	40,180	-	8,997	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	421	10,554	(65,006)	-	(27,275)	26,854	(130,514)	(50,134)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	4,432	-	-	-
Transfers between funds	(5,219)	5,289	3,861,463	-	231,360	(222,761)	(156)	34
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	(216,381)	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	12,183	(125)	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,601)	(1,242)	(26,896)	-	(16,545)	(16,210)	(25,317)	(22,646)
Adjustments to maintain reserves	6	(8)	2	-	(12)	16	(3)	14

Net equity transactions	(6,814)	4,039	3,834,569	-	15,037	(239,080)	(25,476)	(22,598)

Net change in contract owners’ equity	(6,393)	14,593	3,769,563	-	(12,238)	(212,226)	(155,990)	(72,732)
Contract owners’ equity beginning of period	46,001	31,408	-	-	947,185	1,159,411	822,556	895,288

Contract owners’ equity end of period	$39,608	46,001	3,769,563	-	934,947	947,185	666,566	822,556

CHANGES IN UNITS:
Beginning units	1,030	910	-	-	39,441	49,393	33,286	34,149
Units purchased	15	156	370,385	-	10,242	59	-	2
Units redeemed	(176)	(36)	(2,612)	-	(9,620)	(10,011)	(1,096)	(865)

Ending units	869	1,030	367,773	-	40,063	39,441	32,190	33,286

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GIG		NVCRA1		NVCCN1		NVCMD1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	714	10	8	774	451	33	21
Realized gain (loss) on investments	(5)	9,334	3	1	(362)	583	-	1
Change in unrealized gain (loss) on investments	(7)	(7,304)	(57)	15	(1,984)	(316)	(118)	15
Reinvested capital gains	8	-	32	-	1,162	-	69	-

Net increase (decrease) in contract owners’ equity resulting from operations	(4)	2,744	(12)	24	(410)	718	(16)	37

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	(1,040)	(36,503)	(208)	607	8,941	31,737	(220)	1,436
Surrenders (note 6)	-	-	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(15)	(317)	(14)	(3)	(1,260)	(420)	(42)	(7)
Adjustments to maintain reserves	(3)	2	9	1	(7)	6	(6)	7

Net equity transactions	(1,058)	(36,818)	(213)	605	7,674	31,323	(268)	1,436

Net change in contract owners’ equity	(1,062)	(34,074)	(225)	629	7,264	32,041	(284)	1,473
Contract owners’ equity beginning of period	1,263	35,337	629	-	32,041	-	1,473	-

Contract owners’ equity end of period	$201	1,263	404	629	39,305	32,041	1,189	1,473

CHANGES IN UNITS:
Beginning units	79	2,195	29	-	2,321	-	82	-
Units purchased	-	-	-	29	643	2,351	-	82
Units redeemed	(66)	(2,116)	(10)	-	(91)	(30)	(15)	-

Ending units	13	79	19	29	2,873	2,321	67	82

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA1		NVCMC1		TRF		GBF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,603	705	177	34	1,300	1,148	8,093	9,301
Realized gain (loss) on investments	(234)	63	(102)	1	711	603	(11,303)	(7,917)
Change in unrealized gain (loss) on investments	(7,549)	816	(525)	(1)	(1,108)	12,156	1,073	21,159
Reinvested capital gains	5,269	-	233	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(911)	1,584	(217)	34	903	13,907	(2,137)	22,543

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(1)	-	-	-	-	-	-	3,945
Transfers between funds	8,621	47,239	6,200	2,281	-	-	43,778	(43,059)
Surrenders (note 6)	-	-	-	-	-	-	(18,510)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,838)	(247)	(162)	(12)	(1,463)	(1,404)	(14,474)	(12,416)
Adjustments to maintain reserves	(17)	8	12	(6)	5	-	-	(1)

Net equity transactions	6,765	47,000	6,050	2,263	(1,458)	(1,404)	10,794	(51,531)

Net change in contract owners’ equity	5,854	48,584	5,833	2,297	(555)	12,503	8,657	(28,988)
Contract owners’ equity beginning of period	48,584	-	2,297	-	130,456	117,953	513,885	542,873

Contract owners’ equity end of period	$54,438	48,584	8,130	2,297	129,901	130,456	522,542	513,885

CHANGES IN UNITS:
Beginning units	2,422	-	145	-	6,719	6,796	25,843	28,976
Units purchased	429	2,434	383	146	-	-	3,545	1,106
Units redeemed	(91)	(12)	(9)	(1)	(74)	(77)	(3,344)	(4,239)

Ending units	2,760	2,422	519	145	6,645	6,719	26,044	25,843

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	CAF		GVIDA		GVIDM		MCIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$73	65	-	1	401	1,207	87,311	89,831
Realized gain (loss) on investments	1,571	700	-	177	7,678	672	487,147	1,056,508
Change in unrealized gain (loss) on investments	(6,479)	4,574	-	(175)	(8,372)	1,099	(1,460,488)	(623,437)
Reinvested capital gains	7,269	-	-	-	1,290	-	692,326	391,687

Net increase (decrease) in contract owners’ equity resulting from operations	2,434	5,339	-	3	997	2,978	(193,704)	914,589

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	(1)	-	-	-	(107)	-	454
Transfers between funds	4,459	4,277	-	(627)	(53,022)	44,030	(636,550)	1,234,972
Surrenders (note 6)	-	-	-	-	-	-	(4,980)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(935)	(744)	-	(10)	(695)	(858)	(93,011)	(74,453)
Adjustments to maintain reserves	1	2	-	(2)	(12)	14	32	(14)

Net equity transactions	3,525	3,534	-	(639)	(53,729)	43,079	(734,509)	1,160,959

Net change in contract owners’ equity	5,959	8,873	-	(636)	(52,732)	46,057	(928,213)	2,075,548
Contract owners’ equity beginning of period	55,908	47,035	-	636	83,424	37,367	10,043,853	7,968,305

Contract owners’ equity end of period	$61,867	55,908	-	-	30,692	83,424	9,115,640	10,043,853

CHANGES IN UNITS:
Beginning units	4,275	3,994	-	30	4,194	1,971	313,863	271,890
Units purchased	325	342	-	-	-	2,267	1,773	44,433
Units redeemed	(69)	(61)	-	(30)	(2,642)	(44)	(23,277)	(2,460)

Ending units	4,531	4,275	-	-	1,552	4,194	292,359	313,863

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SAM		SAM5		NVMLG1		NVMLV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(22)	(44)	(205,264)	(163,242)	81	9	117	106
Realized gain (loss) on investments	-	-	-	738	921	19,521	(400)	3,082
Change in unrealized gain (loss) on investments	-	-	-	-	(2,937)	(16,367)	(1,333)	(3,210)
Reinvested capital gains	-	-	-	-	3,150	2,763	1,222	1,057

Net increase (decrease) in contract owners’ equity resulting from operations	(22)	(44)	(205,264)	(162,504)	1,215	5,926	(394)	1,035

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	590,890	26,422	-	-	-	-
Transfers between funds	-	-	23,981,919	7,201,363	1,854	(55,103)	324	(2,857)
Surrenders (note 6)	-	-	(4,507,199)	(561,005)	-	-	-	1
Death Benefits (note 4)	-	-	(46,076)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(3,355)	(5,107)	9,893	16,662	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,400)	(4,700)	(1,177,507)	(913,272)	(1,277)	(1,483)	(381)	(350)
Adjustments to maintain reserves	1	1	(498)	(94)	(1)	(1)	1	(4)

Net equity transactions	(6,754)	(9,806)	18,851,422	5,770,076	576	(56,587)	(56)	(3,210)

Net change in contract owners’ equity	(6,776)	(9,850)	18,646,158	5,607,572	1,791	(50,661)	(450)	(2,175)
Contract owners’ equity beginning of period	11,373	21,223	72,204,353	66,596,781	35,380	86,041	11,305	13,480

Contract owners’ equity end of period	$4,597	11,373	90,850,511	72,204,353	37,171	35,380	10,855	11,305

CHANGES IN UNITS:
Beginning units	844	1,571	6,335,713	5,830,582	2,243	6,009	655	861
Units purchased	-	-	2,031,481	600,081	120	-	18	-
Units redeemed	(502)	(727)	(384,233)	(94,950)	(79)	(3,766)	(22)	(206)

Ending units	342	844	7,982,961	6,335,713	2,284	2,243	651	655

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMG1		SCGF		SCVF		SCF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2)	-	(3)	(49)	1,022	841	1,339	(974)
Realized gain (loss) on investments	(97)	-	(10)	8,429	1,868	5,183	(15,010)	95,906
Change in unrealized gain (loss) on investments	(134)	-	(76)	(9,892)	(53,946)	(16,603)	(115,614)	(269,052)
Reinvested capital gains	141	-	103	275	33,552	30,868	109,773	194,737

Net increase (decrease) in contract owners’ equity resulting from operations	(92)	-	14	(1,237)	(17,504)	20,289	(19,512)	20,617

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	13	4
Transfers between funds	1,495	-	(38)	(32,522)	(2,821)	41,647	(90,838)	550,379
Surrenders (note 6)	-	-	-	-	(66,925)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(2,294)	(3,261)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(23)	-	(28)	(310)	(10,872)	(9,578)	(16,201)	(17,649)
Adjustments to maintain reserves	8	-	4	(7)	(15)	16	(10)	2

Net equity transactions	1,480	-	(62)	(32,839)	(80,633)	32,085	(109,330)	529,475

Net change in contract owners’ equity	1,388	-	(48)	(34,076)	(98,137)	52,374	(128,842)	550,092
Contract owners’ equity beginning of period	-	-	840	34,916	340,086	287,712	1,240,551	690,459

Contract owners’ equity end of period	$1,388	-	792	840	241,949	340,086	1,111,709	1,240,551

CHANGES IN UNITS:
Beginning units	-	-	32	1,364	8,043	7,264	33,769	18,909
Units purchased	89	-	-	-	-	1,018	1,847	15,464
Units redeemed	(1)	-	(2)	(1,332)	(1,939)	(239)	(4,775)	(604)

Ending units	88	-	30	32	6,104	8,043	30,841	33,769

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSBF		EIF		NVRE1		ALVGIA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$129	721	19	34	4,874	6,985	525	24,049
Realized gain (loss) on investments	(313)	(181)	319	871	(29,948)	(380)	179	(71,828)
Change in unrealized gain (loss) on investments	(71)	780	(425)	(703)	(28,277)	(7,183)	(267)	(15,192)
Reinvested capital gains	-	-	-	-	37,520	63,631	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(255)	1,320	(87)	202	(15,831)	63,053	437	(62,971)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	(1)
Transfers between funds	(2,943)	(16,799)	55	(2,020)	(14,969)	3,721	(17,783)	67,681
Surrenders (note 6)	-	(2,291)	-	-	(54,186)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(442)	(1,562)	(52)	(89)	(8,150)	(7,500)	(696)	(7,564)
Adjustments to maintain reserves	(6)	(2)	(12)	5	(11)	8	24	(21)

Net equity transactions	(3,391)	(20,654)	(9)	(2,104)	(77,316)	(3,771)	(18,455)	60,095

Net change in contract owners’ equity	(3,646)	(19,334)	(96)	(1,902)	(93,147)	59,282	(18,018)	(2,876)
Contract owners’ equity beginning of period	10,800	30,134	1,475	3,377	281,565	222,283	61,858	64,734

Contract owners’ equity end of period	$7,154	10,800	1,379	1,475	188,418	281,565	43,840	61,858

CHANGES IN UNITS:
Beginning units	506	1,463	71	177	9,036	9,171	2,223	2,542
Units purchased	-	38	3	-	-	133	-	-
Units redeemed	(160)	(995)	(3)	(106)	(2,631)	(268)	(670)	(319)

Ending units	346	506	71	71	6,405	9,036	1,553	2,223

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ALVIVA		ACVCA		ACVIG		ACVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,362	3,340	-	-	11,664	12,834	1,026	12,888
Realized gain (loss) on investments	1,668	531	(12)	7	78,532	8,567	1,950	3,459
Change in unrealized gain (loss) on investments	(1,280)	(11,071)	(18)	18	(180,485)	61,258	1,995	(68,200)
Reinvested capital gains	-	-	26	-	53,171	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,750	(7,200)	(4)	25	(37,118)	82,659	4,971	(51,853)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	6,243	-	(22)
Transfers between funds	5,564	36,609	(1)	(510)	(111,289)	32,760	(1,456)	(19,156)
Surrenders (note 6)	-	-	-	1	(13,380)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(3,654)	(2,539)	(17)	(10)	(11,429)	(12,580)	(27,934)	(22,836)
Adjustments to maintain reserves	(5)	3	(7)	919	(8)	3	(13)	4

Net equity transactions	1,905	34,073	(25)	400	(136,106)	26,426	(29,403)	(42,010)

Net change in contract owners’ equity	4,655	26,873	(29)	425	(173,224)	109,085	(24,432)	(93,863)
Contract owners’ equity beginning of period	94,291	67,418	425	-	777,855	668,770	842,012	935,875

Contract owners’ equity end of period	$98,946	94,291	396	425	604,631	777,855	817,580	842,012

CHANGES IN UNITS:
Beginning units	11,359	7,602	12	-	33,394	32,220	47,241	49,492
Units purchased	700	4,046	-	40	-	1,754	-	-
Units redeemed	(417)	(289)	(1)	(28)	(5,822)	(580)	(1,602)	(2,251)

Ending units	11,642	11,359	11	12	27,572	33,394	45,639	47,241

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVMV1		ACVU1		ACVV		DVSCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$719	1,281	56	33	26,405	11,982	24,299	31,207
Realized gain (loss) on investments	29,232	13,137	3,569	1,450	242,607	78,369	105,431	1,374,912
Change in unrealized gain (loss) on investments	(31,844)	(2,659)	(4,738)	1,055	(326,642)	23,019	(503,952)	(1,723,919)
Reinvested capital gains	3,688	8,873	2,784	-	-	-	295,097	430,205

Net increase (decrease) in contract owners’ equity resulting from operations	1,795	20,632	1,671	2,538	(57,630)	113,370	(79,125)	112,405

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	(1)	(2)	-	-	984
Transfers between funds	(132,318)	(2,814)	1,260	(807)	30,815	(183,757)	(320,504)	(3,678,358)
Surrenders (note 6)	-	(12,646)	-	-	(134,620)	-	(3,510)	(44)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(5,430)	(9,694)	(606)	(498)	(35,091)	(24,948)	(40,771)	(62,539)
Adjustments to maintain reserves	1	4	(3)	-	(8)	14	2	9

Net equity transactions	(137,747)	(25,150)	651	(1,306)	(138,906)	(208,691)	(364,783)	(3,739,948)

Net change in contract owners’ equity	(135,952)	(4,518)	2,322	1,232	(196,536)	(95,321)	(443,908)	(3,627,543)
Contract owners’ equity beginning of period	135,952	140,470	27,134	25,902	850,556	945,877	4,367,062	7,994,605

Contract owners’ equity end of period	$-	135,952	29,456	27,134	654,020	850,556	3,923,154	4,367,062

CHANGES IN UNITS:
Beginning units	7,383	8,859	1,329	1,392	27,309	34,256	152,384	292,652
Units purchased	-	131	60	-	-	-	520	35
Units redeemed	(7,383)	(1,607)	(28)	(63)	(5,407)	(6,947)	(12,460)	(140,303)

Ending units	-	7,383	1,361	1,329	21,902	27,309	140,444	152,384

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DCAP		DVIV		FQB		FAMP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,991	9,067	6,518	5,149	88	78	36,577	40,561
Realized gain (loss) on investments	24,303	7,306	(2,816)	1,133	(57)	2	153,862	163,017
Change in unrealized gain (loss) on investments	(67,437)	11,772	(366,955)	(71,525)	(41)	(2)	(381,884)	(186,578)
Reinvested capital gains	22,961	14,904	-	-	-	-	199,722	159,746

Net increase (decrease) in contract owners’ equity resulting from operations	(13,182)	43,049	(363,253)	(65,243)	(10)	78	8,277	176,746

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	1,329	-	-	-	-	924	-
Transfers between funds	(96,995)	(20,447)	3,655,344	209,051	(239)	527	(488,758)	785,952
Surrenders (note 6)	(1,440)	-	(122,288)	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	(31,847)	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(6,421)	(7,935)	(45,238)	(14,600)	(85)	(70)	(31,338)	(33,594)
Adjustments to maintain reserves	2	13	(11)	(13)	3	10	8	(13)

Net equity transactions	(104,854)	(27,040)	3,487,807	194,438	(321)	467	(551,011)	752,345

Net change in contract owners’ equity	(118,036)	16,009	3,124,554	129,195	(331)	545	(542,734)	929,091
Contract owners’ equity beginning of period	575,489	559,480	536,217	407,022	2,723	2,178	3,227,657	2,298,566

Contract owners’ equity end of period	$457,453	575,489	3,660,771	536,217	2,392	2,723	2,684,923	3,227,657

CHANGES IN UNITS:
Beginning units	24,947	26,150	28,523	19,584	128	106	165,744	124,607
Units purchased	-	57	174,505	9,653	-	25	-	42,888
Units redeemed	(4,564)	(1,260)	(2,354)	(714)	(15)	(3)	(27,721)	(1,751)

Ending units	20,383	24,947	200,674	28,523	113	128	138,023	165,744

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FCS		FEIS		FGOS		FGS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$3,386	2,997	4,208	5,110	(511)	(370)	(967)	(1,623)
Realized gain (loss) on investments	141,136	93,726	18,774	25,336	20,239	11,006	90,122	116,422
Change in unrealized gain (loss) on investments	(198,018)	(31,179)	(43,796)	(12,111)	(32,138)	19,548	(58,314)	(9,079)
Reinvested capital gains	56,558	11,080	14,044	3,212	25,976	255	27,207	-

Net increase (decrease) in contract owners’ equity resulting from operations	3,062	76,624	(6,770)	21,547	13,566	30,439	58,048	105,720

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(1)	5,442	(1)	2,538	-	-	-	-
Transfers between funds	57,844	(246,323)	(57,555)	(78,650)	(24,434)	(28,238)	(30,509)	(251,436)
Surrenders (note 6)	(21,420)	-	(4,800)	-	-	-	(138,948)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	(1,333)	(1,946)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(23,355)	(18,068)	(4,505)	(7,532)	(3,807)	(3,819)	(24,725)	(26,762)
Adjustments to maintain reserves	(11)	21	(16)	15	1	(1)	(7)	(3)

Net equity transactions	13,057	(258,928)	(66,877)	(83,629)	(28,240)	(32,058)	(195,522)	(280,147)

Net change in contract owners’ equity	16,119	(182,304)	(73,647)	(62,082)	(14,674)	(1,619)	(137,474)	(174,427)
Contract owners’ equity beginning of period	587,492	769,796	214,995	277,077	274,316	275,935	872,269	1,046,696

Contract owners’ equity end of period	$603,611	587,492	141,348	214,995	259,642	274,316	734,795	872,269

CHANGES IN UNITS:
Beginning units	17,806	25,708	9,453	13,203	14,716	16,553	37,550	49,975
Units purchased	1,695	157	-	111	-	-	-	-
Units redeemed	(1,303)	(8,059)	(2,957)	(3,861)	(1,478)	(1,837)	(7,928)	(12,425)

Ending units	18,198	17,806	6,496	9,453	13,238	14,716	29,622	37,550

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FHIS		FIGBS		FMCS		FOS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,203	1,392	5,403	4,800	202	(578)	896	976
Realized gain (loss) on investments	(390)	346	(20,193)	(1,144)	28,908	36,731	3,918	3,347
Change in unrealized gain (loss) on investments	(1,534)	(1,547)	(10,502)	6,114	(85,184)	(12,956)	(2,850)	(10,081)
Reinvested capital gains	-	-	191	52	59,883	13,908	88	16

Net increase (decrease) in contract owners’ equity resulting from operations	(721)	191	(25,101)	9,822	3,809	37,105	2,052	(5,742)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	116
Transfers between funds	(5,413)	(3,833)	68,792	123,982	(152,368)	(132,669)	(760)	21,521
Surrenders (note 6)	-	-	-	-	(66,027)	(13,395)	(390)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(677)	(704)	(20,021)	(10,366)	(18,007)	(23,164)	(2,108)	(1,751)
Adjustments to maintain reserves	(2)	(3)	6	1	(8)	31	-	8

Net equity transactions	(6,092)	(4,540)	48,777	113,617	(236,410)	(169,197)	(3,258)	19,894

Net change in contract owners’ equity	(6,813)	(4,349)	23,676	123,439	(232,601)	(132,092)	(1,206)	14,152
Contract owners’ equity beginning of period	24,492	28,841	246,877	123,438	528,280	660,372	85,863	71,711

Contract owners’ equity end of period	$17,679	24,492	270,553	246,877	295,679	528,280	84,657	85,863

CHANGES IN UNITS:
Beginning units	1,463	1,737	16,195	8,542	21,249	28,143	5,076	3,884
Units purchased	-	-	3,028	8,344	436	160	-	1,320
Units redeemed	(363)	(274)	(1,304)	(691)	(9,589)	(7,054)	(228)	(128)

Ending units	1,100	1,463	17,919	16,195	12,096	21,249	4,848	5,076

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FVSS		FTVSV2		TIF2		GVMCE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$31	(3,003)	8,886	11,812	997	2,857	1,896	11,882
Realized gain (loss) on investments	1,150	610,676	163,252	325,718	(2,071)	18,077	102,226	195,478
Change in unrealized gain (loss) on investments	(762)	(460,151)	(697,810)	(576,347)	(2,340)	(39,712)	(329,847)	(272,091)
Reinvested capital gains	12	-	338,044	234,179	1,105	-	97,372	264,123

Net increase (decrease) in contract owners’ equity resulting from operations	431	147,522	(187,628)	(4,638)	(2,309)	(18,778)	(128,353)	199,392

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	1,291	-	-	1	2	898
Transfers between funds	(12,428)	(2,351,400)	(657,796)	(869,608)	(1,446)	(125,358)	(155,959)	(269,662)
Surrenders (note 6)	-	-	-	-	-	-	(3,120)	-
Death Benefits (note 4)	-	-	(23,838)	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(208)	(18,423)	(27,471)	(32,826)	(646)	(3,660)	(19,308)	(20,469)
Adjustments to maintain reserves	8	(7)	2	(10)	(3)	(5)	5	(10)

Net equity transactions	(12,628)	(2,369,830)	(707,812)	(902,444)	(2,095)	(129,022)	(178,380)	(289,243)

Net change in contract owners’ equity	(12,197)	(2,222,308)	(895,440)	(907,082)	(4,404)	(147,800)	(306,733)	(89,851)
Contract owners’ equity beginning of period	16,539	2,238,847	2,897,052	3,804,134	34,847	182,647	1,605,051	1,694,902

Contract owners’ equity end of period	$4,342	16,539	2,001,612	2,897,052	30,443	34,847	1,298,318	1,605,051

CHANGES IN UNITS:
Beginning units	641	92,347	131,977	173,857	1,530	7,109	43,651	52,219
Units purchased	-	-	50	2,849	-	-	1,084	3,519
Units redeemed	(467)	(91,706)	(33,326)	(44,729)	(97)	(5,579)	(5,733)	(12,087)

Ending units	174	641	98,701	131,977	1,433	1,530	39,002	43,651

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SBVSG		BNCAI		AMGP		AMCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(102)	(210)	(162)	(66)	267	188	(3)	(3)
Realized gain (loss) on investments	(804)	849	6,747	6,994	3,938	1,687	(71)	45
Change in unrealized gain (loss) on investments	(4,607)	(8,753)	(16,472)	(4,067)	(21,750)	(8,737)	-	(416)
Reinvested capital gains	836	10,027	5,372	454	14,380	14,562	68	447

Net increase (decrease) in contract owners’ equity resulting from operations	(4,677)	1,913	(4,515)	3,315	(3,165)	7,700	(6)	73

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	1,554	-	3	-	1,621	-	-
Transfers between funds	(51,302)	34,104	(12,421)	(24,190)	(33,186)	(4,181)	(221)	(272)
Surrenders (note 6)	(2,130)	-	-	-	(3,270)	-	-	2
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,082)	(1,987)	(966)	(1,154)	(1,574)	(2,130)	(30)	(30)
Adjustments to maintain reserves	(4)	3	16	(3)	7	(17)	22	(14)

Net equity transactions	(54,518)	33,674	(13,371)	(25,344)	(38,023)	(4,707)	(229)	(314)

Net change in contract owners’ equity	(59,195)	35,587	(17,886)	(22,029)	(41,188)	2,993	(235)	(241)
Contract owners’ equity beginning of period	94,719	59,132	80,807	102,836	95,490	92,497	1,034	1,275

Contract owners’ equity end of period	$35,524	94,719	62,921	80,807	54,302	95,490	799	1,034

CHANGES IN UNITS:
Beginning units	4,962	3,216	2,214	2,947	3,909	4,118	34	45
Units purchased	-	1,857	-	-	-	66	-	-
Units redeemed	(3,011)	(111)	(399)	(733)	(1,564)	(275)	(8)	(11)

Ending units	1,951	4,962	1,815	2,214	2,345	3,909	26	34

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMTP		OVGR		OVGS		OVGI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$2,035	1,972	(935)	998	9,849	30,820	44	59
Realized gain (loss) on investments	2,889	2,853	12,150	28,906	66,362	701,984	1,243	2,380
Change in unrealized gain (loss) on investments	(84,753)	31,436	(96,710)	32,879	(331,536)	(749,713)	(2,104)	(1,713)
Reinvested capital gains	30,510	-	104,494	12,892	86,216	150,088	962	205

Net increase (decrease) in contract owners’ equity resulting from operations	(49,319)	36,261	18,999	75,675	(169,109)	133,179	145	931

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	4	-	-	-
Transfers between funds	-	-	(361)	(35,142)	3,749,852	(2,529,798)	(306)	(1,912)
Surrenders (note 6)	-	-	-	-	(5,909)	(132)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,362)	(1,987)	-	-	(1,621)	(2,383)
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(4,386)	(4,466)	(13,817)	(13,238)	(42,683)	(31,433)	(1,734)	(2,205)
Adjustments to maintain reserves	(16)	4	6	(17)	(5)	11	1	6

Net equity transactions	(4,402)	(4,462)	(15,534)	(50,384)	3,701,259	(2,561,352)	(3,660)	(6,494)

Net change in contract owners’ equity	(53,721)	31,799	3,465	25,291	3,532,150	(2,428,173)	(3,515)	(5,563)
Contract owners’ equity beginning of period	413,219	381,420	582,044	556,753	1,040,771	3,468,944	7,395	12,958

Contract owners’ equity end of period	$359,498	413,219	585,509	582,044	4,572,921	1,040,771	3,880	7,395

CHANGES IN UNITS:
Beginning units	19,379	19,601	23,809	26,218	47,984	163,191	385	745
Units purchased	-	-	-	-	157,233	8	-	-
Units redeemed	(215)	(222)	(620)	(2,409)	(1,878)	(115,215)	(189)	(360)

Ending units	19,164	19,379	23,189	23,809	203,339	47,984	196	385

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVAG		PMVAAA		PMVLDA		PMVRRA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(40)	(46)	10,863	19,033	29,030	15,911	99,088	51,437
Realized gain (loss) on investments	5,309	2,881	(17,491)	866	(9,101)	1,637	(96,206)	(60,125)
Change in unrealized gain (loss) on investments	(5,754)	(2,207)	(28,624)	(20,674)	(13,507)	(4,804)	(64,595)	198,474
Reinvested capital gains	1,419	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	934	628	(35,252)	(775)	6,422	12,744	(61,713)	189,786

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	(8)	26,775
Transfers between funds	649	(2,323)	27,867	35,150	(787,904)	(93,974)	(291,987)	(1,762,876)
Surrenders (note 6)	-	-	(73,474)	-	-	-	(88,320)	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	(1,370)	(1,861)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(1,818)	(2,061)	(11,977)	(11,071)	(27,089)	(35,926)	(52,643)	(68,404)
Adjustments to maintain reserves	(8)	9	1	(15)	(19)	(35)	(15)	239

Net equity transactions	(2,547)	(6,236)	(57,583)	24,064	(815,012)	(129,935)	(432,973)	(1,804,266)

Net change in contract owners’ equity	(1,613)	(5,608)	(92,835)	23,289	(808,590)	(117,191)	(494,686)	(1,614,480)
Contract owners’ equity beginning of period	16,134	21,742	376,622	353,333	1,671,095	1,788,286	2,945,153	4,559,633

Contract owners’ equity end of period	$14,521	16,134	283,787	376,622	862,505	1,671,095	2,450,467	2,945,153

CHANGES IN UNITS:
Beginning units	794	1,129	20,939	19,688	112,345	120,941	160,596	255,677
Units purchased	26	-	-	1,848	55	29,505	12,724	1,437
Units redeemed	(148)	(335)	(3,560)	(597)	(54,449)	(38,101)	(35,640)	(96,518)

Ending units	672	794	17,379	20,939	57,951	112,345	137,680	160,596

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVTRA		PIHYB1		ACGI		AVIE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$82,107	433,033	20,391	14,470	(180)	2,737	105	85
Realized gain (loss) on investments	(185,265)	(182,287)	(29,562)	(165)	28,028	44,953	923	2,199
Change in unrealized gain (loss) on investments	387,672	615,461	(34,025)	(30,648)	(23,951)	(50,926)	(1,231)	(1,932)
Reinvested capital gains	8,784	-	17,975	9,838	-	20,767	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	293,298	866,207	(25,221)	(6,505)	3,897	17,531	(203)	352

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(111)	2,549	-	-	-	-	-	-
Transfers between funds	(20,289,118)	(1,853,946)	172,590	124,367	(161,532)	(71,877)	403	(5,129)
Surrenders (note 6)	(42,802)	(47,587)	(109,567)	-	-	(16,171)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(88,666)	(258,338)	(15,052)	(9,539)	(6,571)	(12,953)	(285)	(238)
Adjustments to maintain reserves	1,289	(787)	(21)	31	4	2	(6)	(4)

Net equity transactions	(20,419,408)	(2,158,109)	47,950	114,859	(168,099)	(100,999)	112	(5,371)

Net change in contract owners’ equity	(20,126,110)	(1,291,902)	22,729	108,354	(164,202)	(83,468)	(91)	(5,019)
Contract owners’ equity beginning of period	20,940,997	22,232,899	366,174	257,820	164,202	247,670	7,957	12,976

Contract owners’ equity end of period	$814,887	20,940,997	388,903	366,174	-	164,202	7,866	7,957

CHANGES IN UNITS:
Beginning units	1,088,349	1,202,444	13,835	9,725	9,681	16,063	337	550
Units purchased	-	10,297	2,061	4,459	-	-	17	-
Units redeemed	(1,045,881)	(124,392)	(562)	(349)	(9,681)	(6,382)	(12)	(213)

Ending units	42,468	1,088,349	15,334	13,835	-	9,681	342	337

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ROCMC		TREI2		TRLT1		TRMCG2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(325)	(538)	18,916	25,108	5,790	692	(616)	(593)
Realized gain (loss) on investments	(16,182)	69,652	(141,289)	469,903	(1,233)	(38)	12,355	6,299
Change in unrealized gain (loss) on investments	(5,760)	(99,424)	(7,286)	(480,233)	(6,374)	(1,648)	(28,515)	(4,463)
Reinvested capital gains	6,067	12,009	28,977	-	-	-	31,261	27,193

Net increase (decrease) in contract owners’ equity resulting from operations	(16,200)	(18,301)	(100,682)	14,778	(1,817)	(994)	14,485	28,436

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	4	-	-	4,902	(1)	2
Transfers between funds	(33,079)	(812,566)	(1,346,303)	(93,461)	557,902	361,905	(30,882)	(14,377)
Surrenders (note 6)	-	(1,013)	-	-	(16,680)	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(4,319)	(4,635)	(17,556)	(25,651)	(15,731)	(3,177)	(4,638)	(4,037)
Adjustments to maintain reserves	(5)	22	-	(26)	(83)	(19)	(23)	(9)

Net equity transactions	(37,403)	(818,192)	(1,363,855)	(119,138)	525,408	363,611	(35,544)	(18,421)

Net change in contract owners’ equity	(53,603)	(836,493)	(1,464,537)	(104,360)	523,591	362,617	(21,059)	10,015
Contract owners’ equity beginning of period	152,697	989,190	1,550,243	1,654,603	365,864	3,247	251,848	241,833

Contract owners’ equity end of period	$99,094	152,697	85,706	1,550,243	889,455	365,864	230,789	251,848

CHANGES IN UNITS:
Beginning units	5,065	31,605	59,068	67,354	35,360	315	5,666	6,123
Units purchased	69	42	-	1,900	56,350	35,351	-	-
Units redeemed	(1,373)	(26,582)	(55,544)	(10,186)	(5,792)	(306)	(768)	(457)

Ending units	3,761	5,065	3,524	59,068	85,918	35,360	4,898	5,666

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRNAG1		TRBCGP		VWEM		VWHA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(14)	(14)	(82)	(178)	4,312	12,557	(230)	(493)
Realized gain (loss) on investments	93	476	6,838	330	(27,742)	7,367	(63,494)	(12,911)
Change in unrealized gain (loss) on investments	(175)	(872)	(3,286)	6,017	(260,698)	(320,428)	37,836	(46,591)
Reinvested capital gains	516	860	-	-	78,194	450,255	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	420	450	3,470	6,169	(205,934)	149,751	(25,888)	(59,995)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	1,283	-	-	-	-
Transfers between funds	(1,001)	376	(43,831)	(1,311)	(4,712)	(2,440,418)	(235,491)	73,098
Surrenders (note 6)	-	-	(1,710)	-	(47,629)	-	-	(25,644)
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(187)	(150)	(911)	(1,671)	(47,220)	(63,786)	(11,039)	(19,647)
Adjustments to maintain reserves	11	8	8	(12)	11	9	7	(4)

Net equity transactions	(1,177)	234	(46,444)	(1,711)	(99,550)	(2,504,195)	(246,523)	27,803

Net change in contract owners’ equity	(757)	684	(42,974)	4,458	(305,484)	(2,354,444)	(272,411)	(32,192)
Contract owners’ equity beginning of period	6,282	5,598	75,390	70,932	1,510,653	3,865,097	276,204	308,396

Contract owners’ equity end of period	$5,525	6,282	32,416	75,390	1,205,169	1,510,653	3,793	276,204

CHANGES IN UNITS:
Beginning units	250	243	4,846	4,965	44,426	112,913	8,556	7,709
Units purchased	-	13	-	82	-	-	708	1,903
Units redeemed	(47)	(6)	(2,965)	(201)	(3,115)	(68,487)	(9,087)	(1,056)

Ending units	203	250	1,881	4,846	41,311	44,426	177	8,556

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRMCG		WRRESP		SVOF		MVRISC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,254)	(191)	896	235	(2)	(3)	2,197	1,055
Realized gain (loss) on investments	(2,382)	(342)	(7,128)	1,050	103	167	17,695	518
Change in unrealized gain (loss) on investments	(132,561)	(1,121)	(2,894)	5,389	(218)	(88)	(14,072)	(8,635)
Reinvested capital gains	79,890	-	10,929	1,835	85	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(57,307)	(1,654)	1,803	8,509	(32)	76	5,820	(7,062)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2	-	-	-	-	-	-	-
Transfers between funds	97,909	831,143	(23,473)	88,182	(199)	147	(93,497)	4,091
Surrenders (note 6)	-	-	-	(881)	-	2	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	(10,386)	(829)	(4,173)	(1,270)	(28)	(24)	(1,315)	(5,260)
Adjustments to maintain reserves	(1)	-	(6)	-	13	5	(4)	1

Net equity transactions	87,524	830,314	(27,652)	86,031	(214)	130	(94,816)	(1,168)

Net change in contract owners’ equity	30,217	828,660	(25,849)	94,540	(246)	206	(88,996)	(8,230)
Contract owners’ equity beginning of period	828,660	-	102,896	8,356	1,041	835	88,996	97,226

Contract owners’ equity end of period	$858,877	828,660	77,047	102,896	795	1,041	-	88,996

CHANGES IN UNITS:
Beginning units	58,601	-	5,074	535	43	38	9,059	9,172
Units purchased	6,760	63,250	4	4,658	-	6	-	390
Units redeemed	(736)	(4,649)	(1,443)	(119)	(9)	(1)	(9,059)	(503)

Ending units	64,625	58,601	3,635	5,074	34	43	-	9,059

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OGGO		GVIDC		GVDMA		GVDMC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	(1,910)	-	112	-	44	-	2
Realized gain (loss) on investments	-	105,170	-	(1,584)	-	13,381	-	92
Change in unrealized gain (loss) on investments	-	(267,947)	-	886	-	(12,136)	-	(57)
Reinvested capital gains	-	253,323	-	3,950	-	-	-	59

Net increase (decrease) in contract owners’ equity resulting from operations	-	88,636	-	3,364	-	1,289	-	96

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-	-	-
Transfers between funds	-	(1,004,834)	-	(121,730)	-	(58,176)	-	(3,859)
Surrenders (note 6)	-	1	-	-	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(8,637)	-	(2,950)	-	(1,208)	-	(82)
Adjustments to maintain reserves	-	(14)	-	5	-	4	-	9

Net equity transactions	-	(1,013,484)	-	(124,675)	-	(59,380)	-	(3,932)

Net change in contract owners’ equity	-	(924,848)	-	(121,311)	-	(58,091)	-	(3,836)
Contract owners’ equity beginning of period	-	924,848	-	121,311	-	58,091	-	3,836

Contract owners’ equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	28,421	-	7,734	-	2,841	-	218
Units purchased	-	-	-	-	-	-	-	-
Units redeemed	-	(28,421)	-	(7,734)	-	(2,841)	-	(218)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VL SEPARATE ACCOUNT-C

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVGI2		CVSSE		ACVVS1
	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	14,134	-	1	-	-
Realized gain (loss) on investments	-	(3,299)	-	281	-	52
Change in unrealized gain (loss) on investments	-	(1,031)	-	(446)	-	(107)
Reinvested capital gains	-	-	-	150	-	45

Net increase (decrease) in contract owners’ equity resulting from operations	-	9,804	-	(14)	-	(10)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	-	-	-	-
Transfers between funds	-	(275,939)	-	(2,147)	-	(401)
Surrenders (note 6)	-	(25,776)	-	-	-	-
Death Benefits (note 4)	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (note 2b and 2c)	-	(11,207)	-	(18)	-	(4)
Adjustments to maintain reserves	-	(8)	-	(7)	-	9

Net equity transactions	-	(312,930)	-	(2,172)	-	(396)

Net change in contract owners’ equity	-	(303,126)	-	(2,186)	-	(406)
Contract owners’ equity beginning of period	-	303,126	-	2,186	-	406

Contract owners’ equity end of period	$-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	18,071	-	87	-	22
Units purchased	-	193	-	-	-	-
Units redeemed	-	(18,264)	-	(87)	-	(22)

Ending units	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VL SEPARATE ACCOUNT-C

NOTES TO FINANCIAL STATEMENTS

December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VL Separate Account-C (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Corporate Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)*

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)*

Bond Fund - Class 2 (AMVBD2)*

Global Small Capitalization Fund - Class 2 (AMVGS2)*

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)*

Large Cap Core V.I. Fund - Class II (MLVLC2)

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Value Portfolio (DAVVL)*

DELAWARE GROUP

VIP Emerging Markets Series: Service Class (DWVEMS)*

VIP Small Cap Value Series: Service Class (DWVSVS)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)*

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)*

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)*

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)*

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)*

Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)*

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)*

Var Insurance Trust II - MFS Research International Portfolio: Service  Class (MV2RIS)

New Discovery Series - Service Class (MNDSC)*

Value Series - Service Class (MVFSC)

Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

Emerging Markets Debt Portfolio - Class I (MSEM)

Global Real Estate Portfolio - Class II (VKVGR2)

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class  I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)*

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)*

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)*

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)*

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)*

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)*

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)*

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)*

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)*

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)*

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)*

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS International Value Portfolio - Class A (ALVIVA)

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Balanced Fund - Class I (ACVB)*

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)*

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Growth and Income Portfolio - Initial Shares (DGI)*

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Variable Series II - DWS Small Mid Cap Value VIP - Class B  (SVSSVB)*

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)*

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Quality Bond Fund II - Primary Shares (FQB)

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

Equity-Income Portfolio - Initial Class (FEIP)*

High Income Portfolio - Initial Class (FHIP)*

VIP Asset Manager Portfolio - Initial Class (FAMP)

VIP Contrafund(R) Portfolio - Initial Class (FCP)*

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)*

VIP Growth Opportunities Portfolio - Initial Class (FGOP)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Initial Class (FGP)*

VIP Growth Portfolio - Service Class (FGS)

VIP High Income Portfolio - Service Class (FHIS)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Overseas Portfolio - Initial Class (FOP)*

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)*

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)*

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)*

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)*

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)*

VIT Growth Opportunities Fund - Service Shares (GVGOPS)*

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Baron Growth Opportunities Fund Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)*

Guardian Portfolio - I Class Shares (AMGP)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)*

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I  (AMRI)*

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Capital Income Fund/VA - Non-Service Shares (OVMS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Core Bond Fund/VA - Non-Service Shares (OVB)*

Global Securities Fund/VA - Non-Service Shares (OVGS)

International Growth Fund/VA - Non-Service Shares (OVIG)*

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)*

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)*

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)*

Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Small Cap Value Fund: Class IB (PVTSCB)*

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI Growth and Income Fund - Series I Shares (ACGI)*

VI Value Opportunities Fund - Series I Shares (AVBVI)*

VI High Yield Fund - Series I Shares (AVHY1)*

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)*

VI Small Cap Equity Fund - Series I Shares (AVSCE)*

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

T. ROWE PRICE

Equity Income Portfolio - II (TREI2)

Limited-Term Bond Portfolio (TRLT1)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)*

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)*

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)*

Variable Insurance Portfolios - Growth (WRGP)*

Variable Insurance Portfolios - High Income (WRHIP)*

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)*

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)*

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)*

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premium

The Company deducts a charge to cover the payment of premium taxes and some sale expenses not to exceed the following percentages of each premium received:

•

For policies with applications signed on or after January 3, 2006, 8.5% plus 5% of Premium payments in excess of target Premium (reduced to 5.5% plus 3.5% of Premium payments in excess of target Premium at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued on and after September 9, 2002 with applications signed before January 3, 2006, 9.0% plus 7% of Premium payments in excess of target Premium (reduced to 5.5% at the beginning of the eighth policy year, then 3.5% at the beginning of the eleventh policy year).

•

For policies issued prior to September 9, 2002, 9.0% plus 6.5% of Premium payments for the base (non-rider) portion of the specified amount in excess of target Premium plus 6.5% of Premium payments for the rider portion of the specified amount (reduced to 3.5% at the beginning of the eighth policy year).

The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners. For the periods ended December 31, 2015 and 2014, total front-end sales charge deductions were $0 and $ 3,500 , respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

The Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. This expense is assessed against each contract by liquidating units. Currently, this charge is $5.00 per month in all policy years (not to exceed $10.00 per month).

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For corporate flexible premium contracts, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.75% of the policy’s cash value.

On a current basis, this charge varies based on when the policy was issued and reduces based on how long the policy has been in force for most issues:

•	For policies with applications signed on or after January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets

•	For policies with applications signed before January 3, 2006:

Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets

A reduced fee tier rate for corporate flexible premium contracts may apply as either 0.10%, 0.20% or 0.25% for all policy years. These charges are assessed through a reduction in the unit value. The Company may reduce or eliminate certain charges, where the size or nature of the group results in savings in sales, underwriting, administrative or other costs, to the Company. These charges may be reduced in certain group, sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s non-loaned sub-account cash value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary, or when the loan is repaid or a new loan is effective. The interest rate is guaranteed not to exceed 3.75%. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2015 and 2014, total transfers into the Account from the fixed account were $ 677,948 and $ 42,025, respectively, and total transfers from the Account to the fixed account were $ 2,581,465 and $ 497,685, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$164,504,625	$-	$-	$164,504,625

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

The cost of purchases and proceeds from sales of Investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
Global Small Capitalization Fund - Class 2 (AMVGS2)	$71	$2,452
Growth Fund - Class 2 (AMVGR2)	325,420	228,652
International Fund - Class 2 (AMVI2)	26,163	8,064
Large Cap Core V.I. Fund - Class II (MLVLC2)	5,990	2,027
VP S&P 500 Index Portfolio (CVSPIP)	4,424	1,906
VIP Small Cap Value Series: Service Class (DWVSVS)	272	249
Stock Index Fund, Inc. - Initial Shares (DSIF)	6,196,571	8,181,028
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	48,652	117,206
Floating-Rate Income Fund (ETVFR)	180,541	141,718
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	42,727	288,258
Mid Cap Value Portfolio: Class 1 (JPMMV1)	42,973	75,960
Balanced Portfolio: Service Shares (JABS)	53,803	97,709
Forty Portfolio: Service Shares (JACAS)	42,609	82,205
Global Technology Portfolio: Service Shares (JAGTS)	54,078	8,102,807
Overseas Portfolio: Service Shares (JAIGS)	143,820	74,437
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	49,690	228,846
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	0	2
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	95,851	4,388
Value Series - Service Class (MVFSC)	1,294,266	16,976
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	490,258	883,590
Emerging Markets Debt Portfolio - Class I (MSEM)	58,167	563,269
Global Real Estate Portfolio - Class II (VKVGR2)	51,214	74,482
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	26,389	67,278
U.S. Real Estate Portfolio - Class I (MSVRE)	6,427	12,711
NVIT Bond Index Fund Class I (NVBX)	4,963,540	1,019,777
Federated NVIT High Income Bond Fund - Class I (HIBF)	129,920	55,227
NVIT Emerging Markets Fund - Class I (GEM)	6,665	27,613
NVIT International Equity Fund - Class I (GIG)	582	1,629
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	338	517
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	34,244	24,626
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	211	372
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	26,667	13,012
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	10,281	3,833
NVIT Nationwide Fund - Class I (TRF)	1,630	1,793
NVIT Government Bond Fund - Class I (GBF)	275,799	256,912
American Century NVIT Growth Fund - Class I (CAF)	15,267	4,401
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	1,800	53,826
NVIT Mid Cap Index Fund - Class I (MCIF)	5,351,545	5,306,449
NVIT Money Market Fund - Class I (SAM)	0	6,777
NVIT Money Market Fund - Class V (SAM5)	36,742,006	18,095,669
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	28,454	24,648
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	9,223	7,942
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	2,569	958
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	553	520
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	50,514	96,559
NVIT Multi-Manager Small Company Fund - Class I (SCF)	243,779	241,988
NVIT Multi-Sector Bond Fund - Class I (MSBF)	8,046	11,302
Invesco NVIT Comstock Value Fund - Class I (EIF)	1,296	1,275
NVIT Real Estate Fund - Class I (NVRE1)	43,027	77,938
VPS Growth and Income Portfolio - Class A (ALVGIA)	856	18,810
VPS International Value Portfolio - Class A (ALVIVA)	14,559	10,288
VP Capital Appreciation Fund - Class I (ACVCA)	1,383	1,366
VP Income & Growth Fund - Class I (ACVIG)	101,234	172,496
VP International Fund - Class I (ACVI)	6,922	35,286
VP Mid Cap Value Fund - Class I (ACVMV1)	17,911	151,251
VP Ultra(R) Fund - Class I (ACVU1)	13,326	9,832
VP Value Fund - Class I (ACVV)	2,977,639	3,090,131
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	2,212,184	2,257,572
Appreciation Portfolio - Initial Shares (DCAP)	40,790	115,693
International Value Portfolio - Initial Shares (DVIV)	3,674,079	179,743
Quality Bond Fund II - Primary Shares (FQB)	2,450	2,686
VIP Asset Manager Portfolio - Initial Class (FAMP)	860,175	1,174,894
VIP Contrafund(R) Portfolio - Service Class (FCS)	1,603,667	1,530,655
VIP Equity-Income Portfolio - Service Class (FEIS)	52,710	101,319
VIP Growth Opportunities Portfolio - Service Class (FGOS)	49,552	52,327
VIP Growth Portfolio - Service Class (FGS)	54,775	224,049
VIP High Income Portfolio - Service Class (FHIS)	18,494	23,381
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	1,558,940	1,504,575
VIP Mid Cap Portfolio - Service Class (FMCS)	95,793	272,110
VIP Overseas Portfolio - Service Class (FOS)	18,571	20,846
VIP Value Strategies Portfolio - Service Class (FVSS)	6,103	18,696
Small Cap Value Securities Fund - Class 2 (FTVSV2)	492,431	853,315
Templeton Foreign Securities Fund - Class 2 (TIF2)	13,110	13,100
Mid Cap Value- Institutional Shares (GVMCE)	281,442	360,560
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	9,281	63,061
Baron Growth Opportunities Fund Service Class (BNCAI)	19,214	27,391
Guardian Portfolio - I Class Shares (AMGP)	15,785	39,168
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	1,451	1,638
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	33,529	5,370
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	111,843	23,824
Global Securities Fund/VA - Non-Service Shares (OVGS)	4,158,913	361,584
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	1,485	4,140
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	11,795	12,956
All Asset Portfolio - Administrative Class (PMVAAA)	65,188	111,908
Low Duration Portfolio - Administrative Class (PMVLDA)	121,682	907,645
Real Return Portfolio - Administrative Class (PMVRRA)	500,678	834,547
Total Return Portfolio - Administrative Class (PMVTRA)	1,370,118	21,700,007
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	232,378	145,999
VI Growth and Income Fund - Series I Shares (ACGI)	17,517	185,800
VI International Growth Fund - Series I Shares (AVIE)	6,245	6,022
Micro-Cap Portfolio - Investment Class (ROCMC)	92,051	123,706
Equity Income Portfolio - II (TREI2)	272,017	1,587,978
Limited-Term Bond Portfolio (TRLT1)	738,076	206,795
Mid-Cap Growth Portfolio - II (TRMCG2)	56,936	61,811
New America Growth Portfolio (TRNAG1)	6,902	7,588
Blue Chip Growth Portfolio (TRBCGP)	426	46,961
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	127,641	144,696
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	79,911	326,670
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	448,913	283,752
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	126,552	142,372
Advantage VT Opportunity Fund - Class 2 (SVOF)	390	535
Research International Series - Service Class (obsolete) (MVRISC)	2,250	94,866

Total	$79,986,595	$84,245,552

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Small Capitalization Fund - Class 2 (AMVGS2)
2014	0.25%	163	$13.821963	$2,253	0.11%	1.87%
2013	0.25%	186	13.568501	2,524	1.10%	27.96%
2012	0.25%	77	10.603877	816	1.26%	17.88%
2011	0.25%	668	8.995318	6,009	0.02%	-19.35%
Growth Fund - Class 2 (AMVGR2)
2015	0.25%	53,993	17.511814	945,515	0.58%	6.59%
2014	0.25%	59,749	16.428940	981,613	0.77%	8.24%
2013	0.25%	83,379	15.178510	1,265,569	0.92%	29.78%
2012	0.25%	101,345	11.695843	1,185,315	0.74%	17.60%
2011	0.25%	138,625	9.945799	1,378,736	0.66%	-4.52%
International Fund - Class 2 (AMVI2)
2015	0.20%	5,235	10.369463	54,284	1.57%	-4.72%
2014	0.20%	4,072	10.882753	44,315	2.30%	-2.85%
2013	0.20%	1,359	11.201722	15,223	1.44%	21.39%
2012	0.20%	1,220	9.227767	11,258	0.31%	17.67%
2011	0.20%	15,072	7.842030	118,195	1.62%	-21.58%	5/2/2011
2011	0.25%	9,701	7.839419	76,050	1.62%	-21.61%	5/2/2011
Large Cap Core V.I. Fund - Class II (MLVLC2)
2015	0.25%	190	19.710934	3,745	1.60%	0.09%
2011	0.25%	52	11.782911	613	0.25%	1.95%
VP S&P 500 Index Portfolio (CVSPIP)
2015	0.25%	407	11.115900	4,524	0.26%	0.73%
2014	0.25%	190	11.035886	2,097	1.62%	10.36%	4/30/2014
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.25%	109	13.313432	1,451	0.46%	-6.70%
2014	0.25%	119	14.268792	1,698	0.33%	5.35%
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.10%	25,670	20.471960	525,515	1.84%	1.01%
2015	0.20%	620,815	20.688576	12,843,778	1.84%	0.91%
2015	0.25%	178,593	23.229261	4,148,583	1.84%	0.85%
2014	0.10%	27,983	20.268047	567,161	1.77%	13.31%
2014	0.20%	714,927	20.503000	14,658,148	1.77%	13.20%
2014	0.25%	214,561	23.032410	4,941,857	1.77%	13.14%
2013	0.10%	30,357	17.887136	543,000	1.83%	31.90%
2013	0.20%	711,361	18.112582	12,884,584	1.83%	31.76%
2013	0.25%	235,406	20.357272	4,792,224	1.83%	31.70%
2012	0.10%	32,958	13.561635	446,964	2.05%	15.62%
2012	0.20%	783,931	13.746295	10,776,147	2.05%	15.51%
2012	0.25%	355,456	15.457586	5,494,492	2.05%	15.45%
2011	0.10%	35,823	11.729321	420,179	1.62%	1.78%
2011	0.20%	741,013	11.900956	8,818,763	1.62%	1.67%
2011	0.25%	433,464	13.389225	5,803,747	1.62%	1.62%
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	0.25%	829	18.652255	15,463	1.35%	-3.44%
2014	0.25%	5,328	19.316004	102,916	0.58%	13.17%
2013	0.25%	633	17.068229	10,804	1.19%	34.01%
2012	0.25%	1,519	12.736712	19,347	0.77%	11.69%
2011	0.25%	1,537	11.403159	17,527	0.84%	0.65%
Floating-Rate Income Fund (ETVFR)
2015	0.25%	38,216	10.939965	418,082	3.35%	-1.24%
2014	0.25%	36,335	11.077288	402,493	1.68%	0.32%
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2014	0.25%	26,047	10.084509	262,671	0.00%	0.85%	5/1/2014
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2012	0.25%	366	9.810958	3,591	0.00%	-1.89%	4/27/2012
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015	0.25%	1,029	27.773658	28,579	1.15%	-2.90%
2014	0.25%	2,408	28.602620	68,875	0.00%	14.82%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Balanced Portfolio: Service Shares (JABS)
2015	0.25%	6,402	$26.755453	$171,288	1.55%	0.16%
2014	0.20%	32	26.877891	860	1.52%	8.02%
2014	0.25%	8,274	26.712747	221,021	1.52%	7.97%
2013	0.20%	52	24.881872	1,294	2.42%	19.56%
2013	0.25%	5,506	24.741356	136,226	2.42%	19.50%
2012	0.20%	28	20.810679	583	2.44%	13.15%
2012	0.25%	4,998	20.703503	103,476	2.44%	13.09%
2011	0.20%	85	18.392478	1,563	2.77%	1.15%
2011	0.25%	7,459	18.306924	136,551	2.77%	1.10%
Forty Portfolio: Service Shares (JACAS)
2015	0.25%	3,707	19.634966	72,787	1.23%	11.66%
2014	0.20%	31	17.716740	549	0.03%	8.25%
2014	0.25%	6,808	17.584980	119,719	0.03%	8.20%
2013	0.20%	34	16.366354	556	0.51%	30.62%
2013	0.25%	7,221	16.252771	117,361	0.51%	30.56%
2012	0.20%	37	12.529347	464	0.60%	23.61%
2012	0.25%	13,085	12.448610	162,890	0.60%	23.55%
2011	0.20%	43	10.136220	436	0.27%	-7.13%
2011	0.25%	15,063	10.075943	151,774	0.27%	-7.17%
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.25%	7,004	9.311264	65,216	0.03%	4.38%
2014	0.25%	875,289	8.920175	7,807,731	0.00%	9.07%
2013	0.25%	17,752	8.178071	145,177	0.00%	35.05%
2012	0.25%	31,347	6.055509	189,822	0.00%	18.85%
2011	0.25%	37,279	5.095046	189,938	0.00%	-8.88%
Overseas Portfolio: Service Shares (JAIGS)
2015	0.25%	108,523	13.410045	1,455,298	0.52%	-9.03%
2014	0.25%	106,879	14.741369	1,575,543	5.91%	-12.32%
2013	0.25%	121,759	16.812707	2,047,098	3.03%	14.00%
2012	0.25%	144,457	14.748538	2,130,530	0.62%	12.90%
2011	0.25%	148,031	13.063595	1,933,817	0.38%	-32.51%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2015	0.20%	1,298	8.496175	11,028	0.12%	-20.21%
2014	0.20%	3,752	10.648799	39,954	1.73%	-4.83%
2014	0.25%	15,708	10.623987	166,882	1.73%	-4.87%
2013	0.20%	3,193	11.188897	35,726	1.37%	-1.44%
2013	0.25%	15,534	11.168411	173,490	1.37%	-1.49%
2012	0.20%	2,970	11.352455	33,717	0.81%	21.81%
2012	0.25%	17,947	11.337345	203,471	0.81%	21.75%
2011	0.20%	36,453	9.320058	339,744	2.69%	-18.16%
2011	0.25%	58,357	9.312320	543,439	2.69%	-18.20%
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2013	0.25%	24	17.209128	413	0.12%	29.99%
2012	0.25%	457	13.238427	6,050	0.15%	14.26%
2011	0.25%	2,998	11.586400	34,736	0.22%	-4.25%
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2015	0.25%	8,916	9.151159	81,592	1.81%	-8.49%	3/27/2015
Value Series - Service Class (MVFSC)
2015	0.25%	91,458	15.060758	1,377,427	1.13%	-1.18%
2014	0.25%	7,747	15.240803	118,071	1.28%	9.93%
2013	0.25%	9,129	13.864468	126,569	1.01%	35.26%
2012	0.25%	9,603	10.250498	98,436	1.34%	15.59%
2011	0.25%	12,156	8.867804	107,797	1.17%	-0.71%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.25%	64,396	$22.035743	$1,419,014	1.56%	6.05%
2014	0.25%	83,636	20.777757	1,737,768	1.75%	0.88%
2013	0.25%	96,252	20.596474	1,982,452	1.31%	27.31%
2012	0.25%	112,571	16.177603	1,821,129	1.31%	15.64%
2011	0.25%	187,079	13.989490	2,617,140	0.98%	-2.02%
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.25%	810	29.880021	24,203	4.43%	-1.36%
2014	0.25%	17,420	30.292669	527,698	2.38%	2.67%
2013	0.25%	10,054	29.504706	296,640	3.69%	-8.98%
2012	0.25%	11,179	32.414641	362,363	2.47%	17.67%
2011	0.25%	20,882	27.548050	575,258	0.67%	6.77%
Global Real Estate Portfolio - Class II (VKVGR2)
2015	0.25%	20,025	11.168760	223,654	2.50%	-1.66%
2014	0.25%	22,914	11.357738	260,251	0.71%	13.57%
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2015	0.25%	4,576	16.336194	74,754	0.00%	-6.13%
2014	0.25%	7,692	17.403302	133,866	0.00%	1.71%
2013	0.25%	7,567	17.110132	129,472	0.31%	37.14%
2012	0.25%	8,329	12.476126	103,914	0.00%	8.42%
2011	0.25%	8,177	11.507335	94,095	0.28%	-7.35%
U.S. Real Estate Portfolio - Class I (MSVRE)
2015	0.20%	819	45.475549	37,244	1.41%	1.97%
2015	0.25%	50	47.276591	2,364	1.41%	1.92%
2014	0.20%	994	44.598574	44,331	1.55%	29.46%
2014	0.25%	36	46.388074	1,670	1.55%	29.40%
2013	0.20%	868	34.449181	29,902	0.14%	1.85%
2013	0.25%	42	35.849340	1,506	0.14%	1.80%
2012	0.20%	827	33.823428	27,972	0.75%	15.60%
2012	0.25%	24,531	35.215760	863,878	0.75%	15.55%
2011	0.20%	9,222	29.258108	269,818	0.88%	5.71%
2011	0.25%	30,847	30.477778	940,148	0.88%	5.66%
NVIT Bond Index Fund Class I (NVBX)
2015	0.25%	367,773	10.249699	3,769,563	2.13%	-0.11%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.20%	1,677	23.028918	38,619	5.51%	-2.80%
2015	0.25%	38,386	23.350393	896,328	5.51%	-2.85%
2014	0.20%	2,326	23.692693	55,109	6.23%	2.35%
2014	0.25%	37,115	24.035449	892,076	6.23%	2.29%
2013	0.20%	3,302	23.149733	76,440	6.66%	6.86%
2013	0.25%	46,091	23.496371	1,082,971	6.66%	6.80%
2012	0.20%	2,937	21.663994	63,627	7.41%	14.33%
2012	0.25%	47,356	21.999371	1,041,802	7.41%	14.27%
2011	0.20%	12,948	18.949115	245,353	8.33%	3.61%
2011	0.25%	56,573	19.252108	1,089,150	8.33%	3.56%
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.25%	32,190	20.707235	666,566	0.84%	-16.20%
2014	0.25%	33,286	24.711758	822,556	1.32%	-5.74%
2013	0.25%	34,149	26.217108	895,288	1.15%	0.49%
2012	0.25%	38,432	26.088139	1,002,619	0.52%	16.92%
2011	0.25%	39,554	22.311980	882,528	0.69%	-22.57%
NVIT International Equity Fund - Class I (GIG)
2015	0.25%	13	15.459367	201	0.24%	-3.30%
2014	0.25%	79	15.986719	1,263	3.87%	-0.70%
2013	0.25%	2,195	16.098886	35,337	0.43%	17.54%
2012	0.25%	5,764	13.696713	78,948	0.80%	15.32%
2011	0.25%	6,959	11.877298	82,654	1.44%	-9.99%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2015	0.25%	19	$21.283096	$404	2.74%	-1.82%
2014	0.25%	29	21.677860	629	1.33%	4.21%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2015	0.25%	2,873	13.680854	39,305	2.33%	-0.90%
2014	0.25%	2,321	13.804832	32,041	0.73%	3.16%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2015	0.25%	67	17.742741	1,189	2.86%	-1.22%
2014	0.25%	82	17.962322	1,473	1.50%	4.40%
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2015	0.25%	2,760	19.723929	54,438	3.20%	-1.67%
2014	0.25%	2,422	20.059477	48,584	1.49%	4.40%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2015	0.25%	519	15.664472	8,130	3.92%	-1.13%
2014	0.25%	145	15.842970	2,297	1.52%	3.91%
NVIT Nationwide Fund - Class I (TRF)
2015	0.25%	6,645	19.548735	129,901	1.24%	0.68%
2014	0.25%	6,719	19.416034	130,456	1.17%	11.87%
2013	0.25%	6,796	17.356233	117,953	1.34%	30.77%
2012	0.25%	7,947	13.271916	105,472	1.00%	13.93%
2011	0.20%	9,622	11.842189	113,946	1.31%	0.33%
2011	0.25%	14,528	11.649334	169,242	1.31%	0.28%
NVIT Government Bond Fund - Class I (GBF)
2015	0.20%	5,063	17.442762	88,313	1.73%	-0.31%
2015	0.25%	20,981	20.696282	434,229	1.73%	-0.36%
2014	0.20%	6,992	17.496701	122,337	1.99%	4.36%
2014	0.25%	18,851	20.770662	391,548	1.99%	4.31%
2013	0.20%	10,842	16.765714	181,774	0.83%	-4.25%
2013	0.25%	18,134	19.912842	361,099	0.83%	-4.29%
2012	0.20%	11,350	17.509330	198,731	1.85%	2.85%
2012	0.25%	140,297	20.806449	2,919,082	1.85%	2.80%
2011	0.20%	72,792	17.024059	1,239,215	2.99%	7.04%
2011	0.25%	184,779	20.239936	3,739,915	2.99%	6.99%
American Century NVIT Growth Fund - Class I (CAF)
2015	0.25%	4,531	13.654246	61,867	0.38%	4.41%
2014	0.25%	4,275	13.077927	55,908	0.38%	11.05%
2013	0.25%	3,994	11.776468	47,035	0.67%	29.42%
2012	0.25%	4,812	9.099714	43,788	0.67%	13.74%
2011	0.25%	3,316	8.000719	26,530	0.59%	-0.94%
NVIT International Index Fund - Class II (GVIX2)
2011	0.25%	141	6.876547	970	0.00%	-12.94%
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2013	0.25%	30	21.205202	636	0.97%	26.93%
2012	0.25%	167	16.706332	2,790	1.55%	15.61%
2011	0.25%	179	14.450227	2,587	1.83%	-4.17%
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2013	0.25%	7,734	15.685383	121,311	2.11%	4.57%
2012	0.25%	408	14.999901	6,120	1.74%	4.91%
2011	0.25%	416	14.297532	5,948	2.41%	2.67%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.20%	25	$19.911325	$498	1.09%	-0.53%
2015	0.25%	1,527	19.773092	30,194	1.09%	-0.58%
2014	0.20%	70	20.018180	1,401	2.17%	4.97%
2014	0.25%	4,124	19.889138	82,023	2.17%	4.92%
2013	0.20%	31	19.070216	591	1.45%	16.39%
2013	0.25%	1,940	18.956755	36,776	1.45%	16.34%
2012	0.20%	75	16.384181	1,229	1.89%	10.59%
2012	0.25%	3,285	16.294844	53,529	1.89%	10.53%
2011	0.20%	49	14.815234	726	2.72%	-0.24%
2011	0.25%	2,261	14.741846	33,331	2.72%	-0.29%
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2013	0.25%	2,841	20.447238	58,091	1.51%	22.07%
2012	0.25%	4,093	16.750188	68,559	1.51%	13.48%
2011	0.25%	4,776	14.761085	70,499	2.00%	-2.37%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2013	0.25%	218	17.596985	3,836	0.28%	10.22%
2012	0.25%	428	15.965491	6,833	1.72%	7.77%
2011	0.25%	437	14.814478	6,474	2.32%	1.81%
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.20%	290,118	31.108732	9,025,203	1.07%	-2.73%
2015	0.25%	2,241	40.355486	90,437	1.07%	-2.78%
2014	0.20%	313,223	31.981461	10,017,329	1.23%	9.20%
2014	0.25%	639	41.508376	26,524	1.23%	9.15%
2013	0.20%	271,252	29.286575	7,944,042	1.18%	32.78%
2013	0.25%	638	38.029714	24,263	1.18%	32.72%
2012	0.20%	261,974	22.056188	5,778,148	1.07%	17.24%
2012	0.25%	1,755	28.655096	50,290	1.07%	17.18%
2011	0.20%	280,177	18.813235	5,271,036	0.77%	-2.74%
2011	0.25%	2,346	24.454135	57,369	0.77%	-2.79%
NVIT Money Market Fund - Class I (SAM)
2015	0.25%	342	13.441520	4,597	0.00%	-0.25%
2014	0.25%	844	13.475155	11,373	0.00%	-0.25%
2013	0.25%	1,571	13.508932	21,223	0.00%	-0.25%
2012	0.25%	23,201	13.542829	314,207	0.00%	-0.25%
2011	0.25%	23,658	13.576905	321,202	0.00%	-0.25%
NVIT Money Market Fund - Class V (SAM5)
2015	0.20%	3,235,950	11.425253	36,971,547	0.00%	-0.20%
2015	0.25%	4,747,011	11.350082	53,878,964	0.00%	-0.25%
2014	0.20%	1,624,256	11.448195	18,594,799	0.00%	-0.20%
2014	0.25%	4,711,457	11.378551	53,609,554	0.00%	-0.25%
2013	0.20%	1,358,231	11.471170	15,580,499	0.00%	-0.20%
2013	0.25%	4,472,351	11.407039	51,016,282	0.00%	-0.25%
2012	0.20%	893,950	11.494165	10,275,209	0.00%	-0.20%
2012	0.25%	4,282,856	11.435565	48,976,878	0.00%	-0.25%
2011	0.20%	950,693	11.517285	10,949,402	0.00%	-0.20%
2011	0.25%	4,222,427	11.464248	48,406,950	0.00%	-0.25%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.25%	2,284	16.274411	37,171	0.46%	3.18%
2014	0.25%	2,243	15.773428	35,380	0.27%	10.16%
2013	0.25%	6,009	14.318656	86,041	0.67%	34.40%
2012	0.25%	12,651	10.653460	134,777	0.43%	16.06%
2011	0.25%	15,823	9.179010	145,239	0.01%	-3.15%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.25%	651	$16.674561	$10,855	1.29%	-3.39%
2014	0.25%	655	17.260130	11,305	1.10%	10.24%
2013	0.25%	861	15.656577	13,480	0.89%	35.10%
2012	0.25%	3,865	11.588884	44,791	1.27%	17.52%
2011	0.25%	4,891	9.861595	48,233	1.14%	-6.06%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.25%	88	15.768799	1,388	0.00%	-0.43%
2012	0.25%	683	11.011282	7,521	0.00%	14.62%
2011	0.25%	678	9.607082	6,514	0.00%	-4.47%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.25%	30	26.384387	792	0.00%	0.50%
2014	0.25%	32	26.251887	840	0.00%	2.55%
2013	0.25%	1,364	25.597875	34,916	0.00%	43.93%
2012	0.25%	13,920	17.785105	247,569	0.00%	13.15%
2011	0.25%	14,809	15.717643	232,763	0.00%	-0.90%
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.25%	6,104	39.637812	241,949	0.58%	-6.26%
2014	0.25%	8,043	42.283426	340,086	0.52%	6.75%
2013	0.25%	7,264	39.607981	287,712	0.75%	40.05%
2012	0.25%	10,860	28.281495	307,137	0.87%	20.14%
2011	0.25%	11,349	23.539764	267,153	0.23%	-5.31%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.20%	36	27.224722	980	0.37%	-1.83%
2015	0.25%	30,805	36.056776	1,110,729	0.37%	-1.88%
2014	0.20%	43	27.732653	1,193	0.17%	0.61%
2014	0.25%	33,726	36.747859	1,239,358	0.17%	0.56%
2013	0.20%	57	27.563434	1,571	0.10%	40.62%
2013	0.25%	18,852	36.541905	688,888	0.10%	40.55%
2012	0.20%	65	19.600737	1,274	0.15%	15.27%
2012	0.25%	58,790	25.998430	1,528,448	0.15%	15.21%
2011	0.20%	83	17.004023	1,411	0.54%	-5.75%
2011	0.25%	75,820	22.565446	1,710,912	0.54%	-5.79%
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.25%	346	20.674990	7,154	1.58%	-3.13%
2014	0.25%	506	21.343591	10,800	3.06%	3.62%
2013	0.25%	1,463	20.597099	30,134	1.59%	-1.37%
2012	0.25%	7,603	20.883440	158,777	5.70%	11.97%
2011	0.25%	2,326	18.651135	43,383	3.46%	5.28%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	0.25%	71	19.419809	1,379	1.50%	-6.53%
2014	0.25%	71	20.777077	1,475	1.35%	8.90%
2013	0.25%	177	19.079784	3,377	0.00%	35.30%
2012	0.25%	1,323	14.101749	18,657	1.23%	18.17%
2011	0.25%	1,531	11.933646	18,270	1.19%	-2.57%
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.25%	6,405	29.417350	188,418	2.19%	-5.59%
2014	0.25%	9,036	31.160306	281,565	3.01%	28.56%
2013	0.25%	9,171	24.237549	222,283	1.54%	2.79%
VPS Growth and Income Portfolio - Class A (ALVGIA)
2015	0.25%	1,553	28.229014	43,840	1.37%	1.45%
2014	0.25%	2,223	27.826142	61,858	5.25%	9.27%
2013	0.25%	2,542	25.465870	64,734	0.45%	34.63%
2012	0.25%	80,947	18.915871	1,531,183	2.06%	17.23%
2011	0.20%	51	16.210964	827	1.11%	6.10%
2011	0.25%	2,633	16.135567	42,485	1.11%	6.05%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS International Value Portfolio - Class A (ALVIVA)
2015	0.20%	11,642	$8.499025	$98,946	2.55%	2.39%
2014	0.20%	11,359	8.301038	94,291	4.25%	-6.40%
2013	0.20%	7,602	8.868473	67,418	6.48%	22.76%
2012	0.20%	7,048	7.224352	50,917	0.33%	14.30%
2011	0.20%	65,987	6.320359	417,062	3.99%	-19.41%
2011	0.25%	42,792	6.302451	269,694	3.99%	-19.45%
VP Balanced Fund - Class I (ACVB)
2012	0.25%	16,745	16.481544	275,983	2.07%	11.52%
2011	0.25%	17,669	14.778814	261,127	1.90%	5.07%
VP Capital Appreciation Fund - Class I (ACVCA)
2015	0.25%	11	36.040925	396	0.00%	1.68%
2014	0.25%	12	35.446572	425	0.00%	7.87%
2012	0.25%	17,464	25.161820	439,426	0.00%	15.71%
2011	0.25%	18,298	21.745340	397,896	0.00%	-6.74%
VP Income & Growth Fund - Class I (ACVIG)
2015	0.25%	27,572	21.929163	604,631	2.07%	-5.86%
2014	0.25%	33,394	23.293264	777,855	2.04%	12.22%
2013	0.25%	32,220	20.756356	668,770	2.24%	35.48%
2012	0.25%	31,725	15.320436	486,041	2.12%	14.46%
2011	0.25%	33,414	13.385322	447,257	1.53%	2.85%
VP International Fund - Class I (ACVI)
2015	0.25%	45,639	17.914071	817,580	0.37%	0.51%
2014	0.25%	47,241	17.823753	842,012	1.67%	-5.74%
2013	0.25%	49,492	18.909628	935,875	2.04%	22.10%
2012	0.25%	66,912	15.486435	1,036,228	0.86%	20.86%
2011	0.25%	76,433	12.813741	979,393	1.44%	-12.26%
VP Mid Cap Value Fund - Class I (ACVMV1)
2014	0.25%	7,383	18.414165	135,952	1.18%	16.13%
2013	0.25%	8,859	15.856239	140,470	1.15%	29.79%
2012	0.25%	12,263	12.216827	149,815	1.74%	16.04%
2011	0.25%	26,309	10.528412	276,992	0.40%	-0.94%
VP Ultra(R) Fund - Class I (ACVU1)
2015	0.25%	1,361	21.642988	29,456	0.45%	6.01%
2014	0.25%	1,329	20.416753	27,134	0.37%	9.72%
2013	0.25%	1,392	18.608010	25,902	0.49%	36.73%
2012	0.25%	2,529	13.609145	34,418	0.00%	13.64%
2011	0.20%	23	12.033779	277	0.00%	0.86%
2011	0.25%	3,112	11.975768	37,269	0.00%	0.81%
VP Value Fund - Class I (ACVV)
2015	0.25%	21,902	29.861194	654,020	2.06%	-4.12%
2014	0.25%	27,309	31.145640	850,556	1.59%	12.80%
2013	0.25%	34,256	27.611997	945,877	1.65%	31.40%
2012	0.25%	37,784	21.014154	793,999	2.08%	14.29%
2011	0.25%	39,691	18.386879	729,794	2.02%	0.76%
MidCap Stock Portfolio - Initial Shares (DVMCS)
2012	0.25%	947	21.586376	20,442	0.02%	19.38%
2011	0.25%	1,020	18.082797	18,444	0.49%	0.14%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.20%	137,993	$27.937255	$3,855,146	0.76%	-2.52%
2015	0.25%	2,451	27.746996	68,008	0.76%	-2.57%
2014	0.20%	150,265	28.660785	4,306,713	0.66%	4.91%
2014	0.25%	2,119	28.479841	60,349	0.66%	4.86%
2013	0.20%	290,407	27.319009	7,933,631	1.09%	40.43%
2013	0.25%	2,245	27.160116	60,974	1.09%	40.36%
2012	0.20%	298,404	19.453459	5,804,990	0.44%	15.51%
2012	0.25%	2,263	19.349975	43,789	0.44%	15.45%
2011	0.20%	311,524	16.841422	5,246,507	0.63%	0.36%
2011	0.25%	1,371	16.760220	22,978	0.63%	0.31%
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.25%	20,383	22.442881	457,453	1.69%	-2.71%
2014	0.25%	24,947	23.068483	575,489	1.85%	7.82%
2013	0.25%	26,150	21.395032	559,480	1.96%	20.80%
2012	0.25%	29,420	17.711000	521,058	5.74%	10.15%
2011	0.20%	221	13.851795	3,061	1.59%	8.79%
2011	0.25%	31,699	16.078450	509,671	1.59%	8.74%
Growth and Income Portfolio - Initial Shares (DGI)
2012	0.25%	12,802	12.709125	162,702	1.45%	17.78%
2011	0.25%	13,415	10.790773	144,758	1.25%	-3.04%
International Value Portfolio - Initial Shares (DVIV)
2015	0.25%	200,674	18.242377	3,660,771	0.51%	-2.96%
2014	0.25%	28,523	18.799462	536,217	1.28%	-9.55%
2013	0.25%	19,584	20.783391	407,022	1.89%	22.69%
2012	0.25%	20,511	16.940266	347,462	2.91%	12.38%
2011	0.25%	21,062	15.073543	317,479	2.32%	-18.68%
Quality Bond Fund II - Primary Shares (FQB)
2015	0.25%	113	21.166898	2,392	3.78%	-0.49%
2014	0.25%	128	21.271652	2,723	3.45%	3.53%
2013	0.25%	106	20.545590	2,178	2.80%	0.78%
2012	0.25%	155,678	20.386022	3,173,655	0.70%	9.45%
2011	0.25%	14,557	18.626322	271,143	6.00%	2.02%
Equity-Income Portfolio - Initial Class (FEIP)
2012	0.25%	3,223	14.824905	47,781	3.15%	17.01%
2011	0.25%	3,384	12.669334	42,873	2.66%	0.72%
High Income Portfolio - Initial Class (FHIP)
2012	0.25%	2,572	21.223255	54,586	5.80%	13.94%
2011	0.25%	2,722	18.626329	50,701	7.24%	3.77%
VIP Asset Manager Portfolio - Initial Class (FAMP)
2015	0.25%	138,023	19.452723	2,684,923	1.47%	-0.11%
2014	0.25%	165,744	19.473750	3,227,657	1.48%	5.57%
2013	0.25%	124,607	18.446522	2,298,566	1.49%	15.42%
2012	0.25%	165,902	15.982432	2,651,517	1.47%	12.20%
2011	0.25%	238,337	14.244553	3,395,004	1.88%	-2.80%
VIP Contrafund(R) Portfolio - Initial Class (FCP)
2012	0.25%	8,838	18.860264	166,687	1.35%	16.12%
2011	0.25%	9,281	16.241386	150,736	1.08%	-2.77%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Contrafund(R) Portfolio - Service Class (FCS)
2015	0.20%	4,590	$29.129637	$133,705	0.61%	0.36%
2015	0.25%	13,608	34.531615	469,906	0.61%	0.31%
2014	0.20%	4,728	29.025985	137,235	0.67%	11.59%
2014	0.25%	13,079	34.425957	450,257	0.67%	11.54%
2013	0.20%	4,878	26.010554	126,879	1.01%	30.88%
2013	0.25%	20,830	30.864967	642,917	1.01%	30.82%
2012	0.20%	4,411	19.873131	87,660	0.73%	16.08%
2012	0.25%	22,189	23.593889	523,525	0.73%	16.02%
2011	0.20%	47,973	17.120921	821,342	0.67%	-2.83%
2011	0.25%	54,122	20.336584	1,100,657	0.67%	-2.88%
VIP Equity-Income Portfolio - Service Class (FEIS)
2015	0.25%	6,496	21.759278	141,348	2.99%	-4.33%
2014	0.25%	9,453	22.743589	214,995	2.04%	8.38%
2013	0.25%	13,203	20.985938	277,077	2.24%	27.69%
2012	0.25%	15,961	16.434813	262,316	2.95%	16.89%
2011	0.25%	24,684	14.059555	347,046	2.38%	0.61%
VIP Growth Opportunities Portfolio - Initial Class (FGOP)
2012	0.25%	1,358	13.171487	17,887	0.41%	19.31%
2011	0.25%	1,426	11.039438	15,742	0.17%	2.04%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2015	0.25%	13,238	19.613348	259,642	0.06%	5.22%
2014	0.25%	14,716	18.640653	274,316	0.11%	11.82%
2013	0.25%	16,553	16.669793	275,935	0.10%	37.43%
2012	0.25%	118,550	12.129365	1,437,936	0.31%	19.16%
2011	0.25%	116,596	10.178749	1,186,801	0.05%	1.93%
VIP Growth Portfolio - Initial Class (FGP)
2012	0.25%	4,878	11.107411	54,182	0.60%	14.40%
2011	0.25%	5,137	9.709124	49,876	0.38%	-0.05%
VIP Growth Portfolio - Service Class (FGS)
2015	0.25%	29,622	24.805725	734,795	0.14%	6.79%
2014	0.25%	37,550	23.229537	872,269	0.08%	10.91%
2013	0.25%	49,975	20.944390	1,046,696	0.22%	35.86%
2012	0.25%	43,279	15.415811	667,181	0.49%	14.26%
2011	0.20%	296	10.228245	3,028	0.24%	-0.06%
2011	0.25%	46,640	13.492068	629,270	0.24%	-0.11%
VIP High Income Portfolio - Service Class (FHIS)
2015	0.25%	1,100	16.071743	17,679	6.28%	-4.00%
2014	0.25%	1,463	16.740675	24,492	5.85%	0.82%
2013	0.25%	1,737	16.604161	28,841	4.03%	5.61%
2012	0.25%	4,770	15.722259	74,995	5.73%	13.91%
2011	0.25%	5,829	13.802358	80,454	2.08%	3.67%
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.25%	17,919	15.098676	270,553	1.17%	-0.95%
2014	0.25%	16,195	15.244026	246,877	2.62%	5.49%
2013	0.25%	8,542	14.450716	123,438	2.17%	-2.13%
2012	0.25%	10,117	14.765878	149,386	2.95%	5.50%
2011	0.25%	3,082	13.995522	43,134	3.53%	6.94%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.20%	2,886	$24.543810	$70,833	0.29%	-1.70%
2015	0.25%	9,210	24.413300	224,846	0.29%	-1.75%
2014	0.20%	2,545	24.967343	63,542	0.14%	5.98%
2014	0.25%	18,704	24.847007	464,738	0.14%	5.93%
2013	0.20%	2,518	23.557584	59,318	0.44%	35.79%
2013	0.25%	25,625	23.455769	601,054	0.44%	35.72%
2012	0.20%	2,202	17.348525	38,201	0.34%	14.52%
2012	0.25%	27,200	17.282185	470,075	0.34%	14.46%
2011	0.20%	31,565	15.148830	478,173	0.18%	-10.89%
2011	0.25%	56,899	15.098460	859,087	0.18%	-10.94%
VIP Overseas Portfolio - Initial Class (FOP)
2012	0.25%	2,129	13.240387	28,189	1.99%	20.44%
2011	0.25%	2,213	10.993482	24,329	1.44%	-17.37%
VIP Overseas Portfolio - Service Class (FOS)
2015	0.25%	4,848	17.462219	84,657	1.27%	3.23%
2014	0.25%	5,076	16.915462	85,863	1.72%	-8.39%
2013	0.20%	30	18.267711	548	1.23%	30.12%
2013	0.25%	3,854	18.464613	71,163	1.23%	30.05%
2012	0.20%	33	14.039615	463	1.87%	20.30%
2012	0.25%	4,355	14.198038	61,832	1.87%	20.24%
2011	0.20%	125	11.670540	1,459	1.02%	-17.39%
2011	0.25%	11,702	11.808142	138,179	1.02%	-17.43%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.25%	174	24.951220	4,342	0.74%	-3.30%
2014	0.25%	641	25.801799	16,539	0.01%	6.43%
2013	0.25%	92,347	24.243855	2,238,847	0.91%	30.12%
2012	0.25%	1,235	18.632032	23,011	0.02%	26.78%
2011	0.25%	1,256	14.695999	18,458	0.96%	-9.07%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2015	0.20%	1,641	20.386264	33,454	0.63%	-7.57%
2015	0.25%	97,060	20.277748	1,968,158	0.63%	-7.62%
2014	0.20%	1,649	22.056295	36,371	0.63%	0.37%
2014	0.25%	130,328	21.949861	2,860,681	0.63%	0.32%
2013	0.20%	1,942	21.974864	42,675	1.32%	35.97%
2013	0.25%	171,915	21.879759	3,761,459	1.32%	35.90%
2012	0.20%	1,820	16.162056	29,415	0.80%	18.15%
2012	0.25%	210,605	16.100162	3,390,775	0.80%	18.09%
2011	0.20%	15,806	13.679206	216,214	0.77%	-3.95%
2011	0.25%	241,525	13.633645	3,292,866	0.77%	-4.00%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.20%	18	21.384741	385	3.18%	-6.68%
2015	0.25%	1,415	21.242689	30,058	3.18%	-6.73%
2014	0.20%	20	22.915181	458	2.04%	-11.31%
2014	0.25%	1,510	22.774362	34,389	2.04%	-11.35%
2013	0.20%	58	25.836981	1,499	2.36%	22.72%
2013	0.25%	7,051	25.691070	181,148	2.36%	22.66%
2012	0.20%	74	21.052856	1,558	2.99%	18.00%
2012	0.25%	8,780	20.944427	183,892	2.99%	17.94%
2011	0.20%	90	17.842000	1,606	1.57%	-10.81%
2011	0.25%	8,874	17.759014	157,593	1.57%	-10.86%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2013	0.25%	18,071	16.774170	303,126	4.40%	1.38%
2012	0.25%	21,221	16.546601	351,135	5.61%	14.78%
2011	0.25%	42,354	14.416178	610,583	0.00%	-1.12%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid Cap Value- Institutional Shares (GVMCE)
2015	0.25%	39,002	$33.288493	$1,298,318	0.39%	-9.47%
2014	0.25%	43,651	36.770095	1,605,051	0.99%	13.29%
2013	0.25%	52,219	32.457572	1,694,902	0.85%	32.56%
2012	0.25%	60,565	24.484957	1,482,931	1.12%	18.17%
2011	0.25%	67,330	20.719959	1,395,075	0.57%	-6.61%
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2015	0.25%	1,951	18.208236	35,524	0.00%	-4.61%
2014	0.25%	4,962	19.088957	94,719	0.00%	3.82%
2013	0.25%	3,216	18.386845	59,132	0.03%	46.68%
2012	0.25%	1,631	12.535151	20,445	0.36%	19.13%
Baron Growth Opportunities Fund Service Class (BNCAI)
2015	0.20%	3	34.898391	105	0.00%	-4.96%
2015	0.25%	1,812	34.666599	62,816	0.00%	-5.01%
2014	0.20%	37	36.719968	1,359	0.17%	4.65%
2014	0.25%	2,177	36.494324	79,448	0.17%	4.59%
2013	0.20%	50	35.089969	1,754	0.42%	39.78%
2013	0.25%	2,897	34.891789	101,082	0.42%	39.71%
2012	0.20%	56	25.102977	1,406	0.71%	18.01%
2012	0.25%	2,651	24.973675	66,205	0.71%	17.95%
2011	0.20%	80	21.272621	1,702	0.00%	3.82%
2011	0.25%	9,869	21.173648	208,963	0.00%	3.76%
Short Duration Bond Portfolio - I Class Shares (AMTB)
2012	0.25%	6,551	13.713252	89,836	2.97%	4.34%
2011	0.25%	6,903	13.142399	90,722	3.98%	0.04%
Guardian Portfolio - I Class Shares (AMGP)
2015	0.25%	2,345	23.156687	54,302	0.69%	-5.21%
2014	0.25%	3,909	24.428190	95,490	0.45%	8.76%
2013	0.25%	4,118	22.461558	92,497	1.12%	38.47%
2012	0.25%	2,743	16.221440	44,495	0.29%	12.44%
2011	0.25%	5,520	14.426236	79,633	0.51%	-3.18%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	0.25%	26	30.720346	799	0.00%	1.02%
2014	0.25%	34	30.409468	1,034	0.00%	7.31%
2013	0.25%	45	28.337251	1,275	0.00%	32.28%
2012	0.25%	1,254	21.421953	26,863	0.00%	12.13%
2011	0.25%	1,814	19.104154	34,655	0.00%	0.22%
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015	0.25%	19,164	18.759019	359,498	0.77%	-12.02%
2014	0.25%	19,379	21.323036	413,219	0.75%	9.58%
2013	0.25%	19,601	19.459199	381,420	1.16%	30.81%
2012	0.25%	22,906	14.876106	340,752	0.43%	16.31%
2011	0.25%	24,296	12.790357	310,755	0.00%	-11.58%
Capital Income Fund/VA - Non-Service Shares (OVMS)
2012	0.25%	25,431	12.994878	330,473	1.34%	12.06%
2011	0.25%	26,839	11.596444	311,237	2.24%	0.47%
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2015	0.25%	23,189	25.249433	585,509	0.09%	3.28%
2014	0.25%	23,809	24.446383	582,044	0.43%	15.12%
2013	0.25%	26,218	21.235537	556,753	0.95%	29.42%
2012	0.25%	36,864	16.408808	604,894	0.67%	13.83%
2011	0.25%	45,765	14.414807	659,694	0.56%	-1.40%
Core Bond Fund/VA - Non-Service Shares (OVB)
2012	0.25%	23,703	12.777653	302,869	4.90%	10.02%
2011	0.25%	25,148	11.614406	292,079	5.68%	8.00%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.25%	203,339	$22.489148	$4,572,921	0.56%	3.68%
2014	0.25%	47,984	21.689951	1,040,771	1.56%	2.04%
2013	0.25%	163,191	21.256957	3,468,944	1.45%	26.99%
2012	0.25%	76,332	16.739250	1,277,740	2.34%	20.96%
2011	0.25%	101,503	13.838516	1,404,651	1.27%	-8.52%
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.25%	196	19.797129	3,880	0.98%	3.07%
2014	0.25%	385	19.207396	7,395	0.81%	10.43%
2013	0.25%	745	17.393787	12,958	0.64%	31.44%
2012	0.25%	10,241	13.232864	135,518	0.95%	16.58%
2011	0.25%	10,556	11.351026	119,821	0.83%	-0.26%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015	0.25%	672	21.608650	14,521	0.00%	6.34%
2014	0.25%	794	20.320361	16,134	0.00%	5.52%
2013	0.25%	1,129	19.257311	21,742	0.01%	35.64%
2012	0.25%	10,092	14.196892	143,275	0.00%	16.16%
2011	0.25%	10,534	12.222308	128,750	0.00%	0.84%
All Asset Portfolio - Administrative Class (PMVAAA)
2015	0.25%	17,379	16.329325	283,787	3.21%	-9.21%
2014	0.25%	20,939	17.986638	376,622	5.29%	0.22%
2013	0.25%	19,688	17.946634	353,333	7.45%	0.02%
2012	0.25%	2,739	17.942540	49,145	0.85%	14.66%
2011	0.25%	203,903	15.648744	3,190,826	12.33%	1.70%
Low Duration Portfolio - Administrative Class (PMVLDA)
2015	0.20%	28	14.983000	420	2.95%	0.11%
2015	0.25%	57,923	14.883286	862,085	2.95%	0.06%
2014	0.20%	31	14.966804	464	1.14%	0.65%
2014	0.25%	112,314	14.874647	1,670,631	1.14%	0.60%
2013	0.20%	43	14.870553	639	1.32%	-0.33%
2013	0.25%	120,898	14.786404	1,787,647	1.32%	-0.38%
2012	0.20%	130	14.920147	1,940	1.82%	5.64%
2012	0.25%	284,644	14.843142	4,225,011	1.82%	5.59%
2011	0.20%	172	14.122982	2,429	1.68%	0.91%
2011	0.25%	94,955	14.057158	1,334,797	1.68%	0.86%
Real Return Portfolio - Administrative Class (PMVRRA)
2015	0.25%	137,680	17.798281	2,450,467	4.10%	-2.95%
2014	0.25%	160,596	18.338895	2,945,153	1.57%	2.83%
2013	0.25%	255,677	17.833569	4,559,633	1.59%	-9.44%
2012	0.25%	236,204	19.693483	4,651,679	1.03%	8.48%
2011	0.25%	287,234	18.153657	5,214,348	2.05%	11.39%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	0.20%	123	19.316551	2,376	1.97%	0.23%
2015	0.25%	42,345	19.187876	812,511	1.97%	0.18%
2014	0.20%	810,937	19.271323	15,627,829	2.19%	4.06%
2014	0.25%	277,413	19.152556	5,313,168	2.19%	4.01%
2013	0.20%	867,047	18.519021	16,056,862	2.17%	-2.15%
2013	0.25%	335,397	18.414109	6,176,037	2.17%	-2.20%
2012	0.20%	1,115,082	18.926252	21,104,323	2.54%	9.38%
2012	0.25%	324,842	18.828467	6,116,277	2.54%	9.33%
2011	0.20%	1,141,251	17.303112	19,747,194	2.63%	3.40%
2011	0.25%	534,042	17.222369	9,197,468	2.63%	3.35%
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2015	0.25%	15,334	25.362127	388,903	4.78%	-4.18%
2014	0.25%	13,835	26.467236	366,174	4.67%	-0.17%
2013	0.25%	9,725	26.511090	257,820	5.35%	11.77%
2012	0.25%	1,876	23.718546	44,496	5.47%	15.76%
2011	0.25%	1,537	20.490135	31,493	5.28%	-1.91%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI Growth and Income Fund - Series I Shares (ACGI)
2014	0.25%	9,681	$16.961219	$164,202	1.74%	10.00%
2013	0.25%	16,063	15.418659	247,670	1.36%	33.75%
2012	0.25%	22,814	11.528209	263,005	1.31%	14.35%
2011	0.25%	49,129	10.081770	495,307	0.00%	-2.25%
VI Value Opportunities Fund - Series I Shares (AVBVI)
2012	0.25%	339	15.145833	5,134	1.42%	17.41%
2011	0.25%	425	12.900080	5,483	0.62%	-3.29%
VI International Growth Fund - Series I Shares (AVIE)
2015	0.25%	342	23.000962	7,866	1.49%	-2.59%
2014	0.25%	337	23.611714	7,957	1.09%	0.08%
2013	0.25%	550	23.592587	12,976	0.52%	18.72%
2012	0.25%	2,673	19.873147	53,121	1.53%	15.24%
2011	0.25%	5,302	17.244564	91,431	1.51%	-6.97%
Micro-Cap Portfolio - Investment Class (ROCMC)
2015	0.20%	1,450	26.455522	38,361	0.00%	-12.63%
2015	0.25%	2,311	26.279830	60,733	0.00%	-12.68%
2014	0.20%	1,440	30.280703	43,604	0.00%	-3.77%
2014	0.25%	3,625	30.094665	109,093	0.00%	-3.82%
2013	0.20%	1,589	31.467281	50,002	0.48%	20.74%
2013	0.25%	30,016	31.289594	939,188	0.48%	20.68%
2012	0.20%	1,133	26.061067	29,527	0.00%	7.39%
2012	0.25%	39,443	25.926857	1,022,633	0.00%	7.34%
2011	0.20%	9,938	24.267837	241,174	1.70%	-12.28%
2011	0.25%	66,349	24.154962	1,602,658	1.70%	-12.32%
Equity Income Portfolio - II (TREI2)
2015	0.20%	30	24.481885	734	1.69%	-7.29%
2015	0.25%	3,494	24.319360	84,972	1.69%	-7.34%
2014	0.20%	36	26.407148	951	1.47%	6.89%
2014	0.25%	59,032	26.244959	1,549,292	1.47%	6.84%
2013	0.20%	38	24.705147	939	1.33%	29.15%
2013	0.25%	67,316	24.565685	1,653,664	1.33%	29.08%
2012	0.20%	52	19.129466	995	1.93%	16.69%
2012	0.25%	71,969	19.030987	1,369,641	1.93%	16.63%
2011	0.20%	73	16.393623	1,197	1.37%	-1.22%
2011	0.25%	81,115	16.317395	1,323,585	1.37%	-1.27%
Limited-Term Bond Portfolio (TRLT1)
2015	0.25%	85,918	10.352368	889,455	1.15%	0.05%
2014	0.25%	35,360	10.346826	365,864	0.84%	0.39%
2013	0.25%	315	10.307121	3,247	0.21%	-0.12%
Mid-Cap Growth Portfolio - II (TRMCG2)
2015	0.25%	4,898	47.118947	230,789	0.00%	6.01%
2014	0.25%	5,666	44.449051	251,848	0.00%	12.54%
2013	0.25%	6,123	39.495765	241,833	0.00%	36.06%
2012	0.25%	7,391	29.028993	214,553	0.00%	13.33%
2011	0.25%	8,144	25.614079	208,601	0.00%	-1.77%
New America Growth Portfolio (TRNAG1)
2015	0.25%	203	27.218881	5,525	0.00%	8.33%
2014	0.25%	250	25.126185	6,282	0.00%	9.06%
2013	0.25%	243	23.038679	5,598	0.00%	37.66%
2012	0.25%	3,811	16.735434	63,779	0.36%	12.84%
2011	0.25%	15,840	14.831357	234,929	0.11%	-1.32%
Blue Chip Growth Portfolio (TRBCGP)
2015	0.25%	1,881	17.233387	32,416	0.00%	10.77%
2014	0.25%	4,846	15.557128	75,390	0.00%	8.89%
2013	0.25%	4,965	14.286363	70,932	0.03%	40.80%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust - Unconstrained Emerging Markets Bond Fund - Initial Class (VWBF)
2012	0.25%	17,206	$21.559852	$370,959	2.22%	5.29%
2011	0.25%	18,236	20.477523	373,428	7.67%	7.87%
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.25%	41,311	29.173087	1,205,169	0.55%	-14.21%
2014	0.25%	44,426	34.003805	1,510,653	0.70%	-0.66%
2013	0.25%	112,913	34.230757	3,865,097	1.47%	11.74%
2012	0.25%	46,580	30.634191	1,426,941	0.00%	29.48%
2011	0.25%	50,207	23.658853	1,187,840	0.62%	-25.92%
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.25%	177	21.431227	3,793	0.06%	-33.61%
2014	0.25%	8,556	32.281932	276,204	0.09%	-19.30%
2013	0.25%	7,709	40.004709	308,396	0.90%	10.26%
2012	0.25%	12,664	36.282807	459,485	0.58%	3.13%
2011	0.25%	18,335	35.182382	645,069	1.78%	-16.66%
Variable Insurance Portfolios - Growth (WRGP)
2012	0.25%	195	15.968332	3,114	0.07%	12.46%
2011	0.25%	207	14.198847	2,939	0.37%	1.87%
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.25%	64,625	13.290171	858,877	0.00%	-6.01%
2014	0.25%	58,601	14.140712	828,660	0.00%	7.60%
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2015	0.25%	3,635	21.195988	77,047	1.15%	4.52%
2014	0.25%	5,074	20.279051	102,896	0.90%	29.84%
2013	0.25%	535	15.618390	8,356	0.98%	0.88%
2012	0.25%	818	15.482465	12,665	0.63%	17.42%
2011	0.25%	1,501	13.185267	19,791	0.57%	4.75%
Advantage VT Discovery Fund (SVDF)
2012	0.25%	1,158	28.735472	33,276	0.00%	17.44%
2011	0.25%	1,204	24.468093	29,460	0.00%	0.17%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015	0.25%	34	23.395629	795	0.13%	-3.33%
2014	0.25%	43	24.200566	1,041	0.05%	10.15%
2013	0.25%	38	21.970927	835	0.02%	30.35%
2012	0.25%	3,441	16.855104	57,998	0.09%	15.23%
2011	0.25%	3,619	14.626997	52,935	0.09%	-5.75%
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)
2013	0.25%	87	25.124785	2,186	0.06%	30.72%
2012	0.25%	330	19.219603	6,342	0.10%	15.66%
2011	0.25%	355	16.617281	5,899	0.00%	-1.59%
Mid Cap Growth Portfolio - Class 1 (obsolete) (OGGO)
2013	0.25%	28,421	32.540992	924,848	0.06%	42.94%
2012	0.25%	39,822	22.764779	906,539	0.00%	15.82%
2011	0.25%	32,145	19.655518	631,827	0.00%	-6.38%
Research International Series - Service Class (obsolete) (MVRISC)
2014	0.25%	9,059	9.824029	88,996	1.35%	-7.32%
2013	0.25%	9,172	10.600321	97,226	1.74%	18.37%
2012	0.25%	9,647	8.955409	86,393	2.13%	16.12%
2011	0.25%	9,778	7.712183	75,410	1.71%	-11.28%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.25%	195	17.662531	3,444	0.00%	-7.39%
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.25%	22	18.467741	406	0.00%	29.85%
2012	0.25%	3,394	14.222632	48,272	0.00%	15.33%
2011	0.25%	3,534	12.332624	43,583	0.00%	-8.12%
Growth Portfolio - I Class Shares (obsolete) (AMTG)
2012	0.25%	16,127	13.447150	216,862	0.00%	12.32%
2011	0.25%	16,821	11.972262	201,385	0.00%	-0.46%

NATIONWIDE VL SEPARATE ACCOUNT-C NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2012	0.25%	328	$14.303271	$4,691	0.00%	8.55%
2011	0.25%	314	13.176815	4,138	0.00%	-1.31%

2015	Contract owners equity:				$164,503,893
2014	Contract owners equity:				$174,515,184
2013	Contract owners equity:				$171,623,005
2012	Contract owners equity:				$170,846,228
2011	Contract owners equity:				$175,112,108
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.